[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (88.5%)
Australia (2.0%)
Alumina Ltd.	29,335	$120
Amcor Ltd.	21,406	112
AMP Ltd.	33,484	152
Ansell Ltd.	(c)4,383	28
Australia & New Zealand Banking Group Ltd.	36,406	504
Australian Gas Light Co., Ltd.	11,707	114
BHP Billiton Ltd.	89,745	938
BlueScope Steel Ltd.	(c)22,159	140
Boral Ltd.	15,799	79
Brambles Industries Ltd.	24,925	129
Centro Properties Group	18,917	64
CFS Gandel Retail Trust	40,762	46
Coca-Cola Amatil Ltd.	12,692	65
Coles Myer Ltd.	27,045	184
Commonwealth Bank of Australia	(c)30,082	661
CSL Ltd.	2,152	45
CSR Ltd.	(c)39,288	70
Foster’s Group Ltd.	51,400	177
General Property Trust	(c)49,849	134
Insurance Australia Group Ltd.	42,790	162
Investa Property Group	(c)32,296	47
James Hardie Industries N.V.	12,528	53
John Fairfax Holdings Ltd.	(c)24,534	66
Leighton Holdings Ltd.	5,438	38
Lend Lease Corp., Ltd.	(c)10,440	87
Macquarie Bank Ltd.	5,261	139
Macquarie Infrastructure Group	(c)48,133	131
Mayne Group Ltd.	22,671	65
Mirvac Group	19,840	63
National Australia Bank Ltd.	37,948	746
Newcrest Mining Ltd.	9,241	102
News Corp., Ltd.	35,826	298
News Corp., Ltd. (Limited Voting Shares)	51,121	405
OneSteel Ltd.	(c)12,677	28
Orica Ltd.	7,721	97
Origin Energy Ltd.	(c)7,888	35
PaperlinX Ltd.	10,689	42
Patrick Corp., Ltd.	23,518	97
QBE Insurance Group Ltd.	(c)16,796	160
Rinker Group Ltd.	24,575	154
Rio Tinto Ltd.	7,741	214
Santos Ltd.	(c)15,736	84
Sonic Healthcare Ltd.	4,662	34
Southcorp Ltd.	(a)(c)17,933	44
Stockland	(a)30,227	123
Suncorp-Metway Ltd.	13,514	151
TABCORP Holdings Ltd.	9,965	111
Telstra Corp., Ltd.	54,349	184
Transurban Group	13,919	55
Wesfarmers Ltd.	9,460	220
Westfield Group	(a)27,210	301
Westpac Banking Corp.	42,543	549
WMC Resources Ltd.	29,819	116
Woodside Petroleum Ltd.	12,003	170
Woolworths Ltd.	(c)24,886	247
		9,380
Austria (0.5%)
Bank Austria Creditanstalt AG	(c)4,616	328
Boehler-Uddeholm AG	811	75
Erste Bank der Oesterreichischen Sparkassen AG	14,940	622
Flughafen Wien AG	1,344	82
IMMOFINANZ Immobilien Anlagen AG	(a)24,088	200
Mayr-Melnhof Karton AG	537	75
OMV AG	(c)1,390	321
RHI AG	(a)1,895	42
Telekom Austria AG	25,040	351
VA Technologie AG	(a)1,058	62
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	447	78
Voestalpine AG	(c)2,740	156
Wienerberger AG	4,118	155
		2,547
Belgium (0.6%)
AGFA-Gevaert N.V.	7,790	226
Bekaert S.A.	281	18
Belgacom S.A.	(a)3,371	121
Dexia	30,331	567
Electrabel S.A.	708	255
Fortis	46,259	1,102
KBC Bancassurance Holding	4,183	273
Solvay S.A., Class A	2,252	209
UCB S.A.	3,678	196
Umicore	266	19
		2,986
Brazil (1.1%)
AmBev (Preference)	1,247,000	282
Aracruz Celulose S.A., Class B (Preference)	32,000	105
Banco Bradesco S.A. (Preference)	5,000	263
Banco Itau Holding Financeira S.A. (Preference)	3,075,000	341
Brasil Telecom Participacoes S.A. (Preference)	17,028,000	111
Caemi Mineracao E Metalurgica S.A. (Preference)	(a)119,000	75
CEMIG S.A. (Preference)	7,130,000	152
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	1,000	20
Cia Siderurgica Nacional S.A.	8,000	123
Cia Siderurgica Tubarao (Preference)	1,042,000	44
CVRD, Class A (Preference)	42,000	809
Electrobras S.A. (Preference)	8,576,000	129
Embraer (Preference)	25,000	164
Embratel Participacoes S.A. (Preference)	15,222,000	35
Gerdau S.A. (Preference)	10,000	163
Klabin S.A. (Preference)	44,000	73
Petrobras S.A. (Preference)	40,000	1,314
Sadia S.A. (Preference)	35,000	65
Souza Cruz S.A.	6,000	65
Tele Centro Oeste Celular Participacoes S.A. (Preference)	17,449,729	59

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Brazil (cont’d)
Tele Norte Leste Participacoes S.A. (Preference)	19,661	$259
Telesp Celular Participacoes S.A. (Preference)	(a)30,625,000	75
Unibanco GDR	5,700	138
Usiminas S.A., Class A (Preference)	7,000	108
Votorantim Celulose e Papel S.A. (Preference)	1,187,000	82
		5,054
Denmark (0.3%)
Danske Bank A/S	27,045	712
Group 4 Falck A/S	(a)900	7
ISS A/S	500	27
Novo-Nordisk A/S, Class B	12,100	663
Novozymes A/S, Class B	914	41
TDC A/S	3,000	106
Vestas Wind Systems A/S	(a)(c)1,650	24
		1,580
Finland (0.9%)
Fortum Oyj	14,610	204
Kesko Oyj, Class B	(c)558	12
Kone Oyj, Class B	2,495	151
Metso Oyj	11,630	149
Nokia Oyj	187,290	2,581
Outokumpu Oyj	8,250	142
Sampo Oyj, Class A	(c)13,305	147
Stora Enso Oyj, Class R	25,383	343
TietoEnator Oyj	5,556	161
UPM-Kymmene Oyj	19,244	367
Uponor Oyj	802	28
Wartsila Oyj, Class B	2,223	53
		4,338
France (10.3%)
Accor S.A.	13,788	538
Alcatel S.A.	(a)(c)86,594	1,013
Alstom	(a)2,427	1
Atos Origin	(a)1,223	68
AXA	102,230	2,071
BNP Paribas S.A.	63,340	4,096
Bouygues S.A.	27,175	1,021
Business Objects S.A.	(a)3,599	83
Cap Gemini S.A.	(a)10,438	246
Carrefour S.A.	24,196	1,140
Casino Guichard Perrachon S.A.	2,675	204
Cie de Saint-Gobain	30,221	1,553
Cie Generale D’Optique Essilor International S.A.	2,781	179
CNP Assurances	3,930	256
Credit Agricole S.A.	(c)27,291	745
Dassault Systemes S.A.	3,315	155
France Telecom S.A.	93,138	2,324
Gecina S.A.	1,319	112
Groupe Danone	10,723	844
Imerys S.A.	3,490	232
Klepierre	1,223	89
L’Air Liquide S.A.	8,376	1,316
L’Oreal S.A.	1,932	127
Lafarge S.A.	11,577	1,014
Lagardere S.C.A.	8,927	554
LVMH Moet Hennessy Louis Vuitton S.A.	27,119	1,813
Michelin (CGDE), Class B	8,664	441
Pernod-Ricard S.A.	355	47
Peugeot S.A.	12,009	741
Pinault-Printemps-Redoute S.A.	3,336	307
Publicis Groupe	(c)6,201	177
Renault S.A.	10,906	893
Sagem S.A.	1,297	124
Sanofi-Aventis S.A.	(c)93,884	6,819
Schneider Electric S.A.	13,755	890
Societe BIC S.A.	3,229	149
Societe Generale	24,886	2,205
Societe Television Francaise 1	(c)7,686	218
Sodexho Alliance S.A.	7,741	205
Suez S.A.	43,895	942
Technip S.A.	157	25
Thales S.A.	12,914	430
Thomson	19,575	410
Total S.A.	46,313	9,446
Unibail	2,151	259
Valeo S.A.	4,310	158
Veolia Environnement	9,054	261
Vinci S.A.	5,144	593
Vivendi Universal S.A.	(a)62,275	1,598
Zodiac S.A.	458	17
		49,149
Germany (7.7%)
Adidas-Salomon AG	1,813	253
Allianz AG (Registered)	26,232	2,645
Altana AG	5,926	345
BASF AG	33,946	2,003
Bayer AG	41,881	1,147
Bayerische Hypo-und Vereinsbank AG	(a)56,012	1,077
Beiersdorf AG	5,684	540
Celesio AG	1,833	125
Commerzbank AG	(a)(c)65,866	1,226
Continential AG	8,829	481
DaimlerChrysler AG	53,974	2,228
Deutsche Bank AG (Registered)	59,071	4,251
Deutsche Boerse AG	14,349	727
Deutsche Lufthansa AG (Registered)	(a)12,385	144
Deutsche Post AG (Registered)	37,297	725
Deutsche Telekom AG (Registered)	(a)182,548	3,392
Douglas Holding AG	1,851	55
E. ON AG	44,245	3,268
Epcos AG	(a)(c)3,058	46
Fresenius Medical Care AG	3,032	233
HeidelbergCement AG	2,382	111
Henkel KGaA (Non-Voting Shares)	1,291	95
Infineon Technologies AG	(a)32,027	327
KarstadtQuelle AG	814	13
Linde AG	7,449	430

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Germany (cont’d)
MAN AG	7,748	$265
Merck KGaA	3,606	207
Metro AG	5,976	267
Muenchener Rueckversicherungs AG (Registered)	6,143	593
Porsche AG (Non-Voting shares)	626	407
ProSiebenSat.1 Media AG (Non-Voting Shares)	(c)4,021	74
Puma AG Rudolf Dassler Sport	625	168
RWE AG	23,075	1,104
SAP AG	11,463	1,783
Schering AG	10,785	682
Siemens AG (Registered)	55,145	4,061
ThyssenKrupp AG	24,070	470
TUI AG	(c)8,010	150
Volkswagen AG	14,496	559
Volkswagen AG (Non-Voting Shares)	6,688	182
		36,859
Greece (0.1%)
Alpha Bank A.E.	7,320	187
EFG Eurobank Ergasias S.A.	5,092	119
National Bank of Greece S.A.	10,973	267
Titan Cement Co., S.A.	1,800	47
		620
Hong Kong (3.1%)
Aluminum Corp. of China Ltd., Class H	302,000	196
Angang New Steel Co. Ltd., Class H	(c)82,000	39
Bank of East Asia Ltd.	110,029	309
Beijing Capital International Airport Co., Ltd., Class H	124,000	44
BOC Hong Kong Holdings Ltd.	287,000	525
Byd Co., Ltd., Class H	(c)13,500	41
Cathay Pacific Airways Ltd.	(c)87,000	149
Cheung Kong Holdings Ltd.	118,000	1,010
Cheung Kong Infrastructure Holdings Ltd.	63,000	163
China Life Insurance Co., Ltd.	(a)(c)682,000	437
China Oilfield Services Ltd., Class H	140,000	41
China Petroleum & Chemical Corp., Class H	1,538,000	626
China Shipping Container Lines Co., Ltd, Class H	(a)195,000	84
China Shipping Development Co., Ltd., Class H	(c)118,000	101
China Southern Airlines Co., Ltd., Class H	(a)108,000	40
China Telecom Corp., Ltd., Class H	1,272,000	412
CLP Holdings Ltd.	142,300	814
Datang Power Generation Co., Ltd., Class H	(c)132,000	108
Esprit Holdings Ltd.	59,500	302
Hang Lung Properties Ltd.	110,000	162
Hang Seng Bank Ltd.	(c)60,000	800
Henderson Land Development Co., Ltd.	(c)59,000	282
Hong Kong & China Gas Co., Ltd.	294,079	549
Hong Kong Exchanges & Clearing Ltd.	89,000	203
HongKong Electric Holdings Ltd.	111,000	493
Hopewell Holdings Ltd.	50,000	104
Huadian Power International Co., Class H	132,000	43
Huaneng Power International, Inc., Class H	280,000	226
Hutchison Whampoa Ltd.	167,200	1,308
Hysan Development Co., Ltd.	33,244	59
Jiangsu Express Co., Ltd., Class H	112,000	48
Jiangxi Copper Co., Ltd., Class H	106,000	62
Johnson Electric Holdings Ltd.	127,500	125
Li & Fung Ltd.	133,000	191
Maanshan Iron & Steel, Class H	158,000	70
MTR Corp.	112,348	169
New World Development Ltd.	182,179	172
PCCW Ltd.	(a)(c)289,411	191
PetroChina Co., Ltd., Class H	1,612,000	863
PICC Property & Casualty Co., Ltd.	(a)316,000	111
Ping An Insurance Group Co. of China Ltd., Class H	(a)240,500	353
SCMP Group Ltd.	18,000	8
Shangri-La Asia Ltd.	(c)103,347	111
Sino Land Co.	(c)45,916	34
Sinopec Shangai Petrochemical Co., Ltd., Class H	214,000	82
Sinopec Zhenhai Refining & Chemical Co., Ltd., Class H	66,000	69
Sinotrans Ltd.	164,000	57
Sun Hung Kai Properties Ltd.	104,000	980
Swire Pacific Ltd., Class A	74,000	515
Techtronic Industries Co.	(c)76,500	151
Television Broadcasts Ltd.	25,000	112
Weiqiao Textile Co., Class H	31,500	51
Wharf Holdings Ltd.	98,600	332
Yanzhou Coal Mining Co., Ltd., Class H	112,000	145
Yue Yuen Industrial Holdings Ltd.	61,500	159
Zhejiang Expressway Co., Ltd., Class H	132,000	86
		14,917
Ireland (0.4%)
Allied Irish Banks plc	35,596	598
Bank of Ireland (London Shares)	41,594	561
CRH plc	1,700	41
CRH plc (London Shares)	7,082	168
DCC plc	1,500	27
Elan Corp. plc	(a)18,100	424
Grafton Group plc	(a)2,950	27
Independent News & Media plc	8,500	21
Irish Life & Permanent plc	5,600	90
		1,957
Italy (1.9%)
Alleanza Assicurazioni S.p.A.	13,431	156
Assicurazioni Generali S.p.A.	19,147	527
Autogrill S.p.A.	(a)3,112	44
Autostrade SPA	1,404	30
Banca Antonveneta SpA	(a)1,590	33
Banca Fideuram S.p.A.	(c)4,060	19
Banca Intesa S.p.A.	116,790	444
Banca Intesa S.p.A. RNC	16,133	48
Banca Monte dei Paschi di Siena S.p.A.	(c)17,656	52
Banca Nazionale del Lavoro S.p.A.	(a)(c)19,810	44
Banca Popolare di Milano Scrl	(c)5,776	36
Banche Popolari Unite Scrl	2,271	38
Banco Popolare di Verona e Novara Scrl	11,763	207

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Italy (cont’d)
Benetton Group S.p.A.	(c)2,526	$30
Capitalia S.p.A.	10,941	40
Enel S.p.A.	57,728	472
ENI S.p.A.	72,317	1,622
Fiat S.p.A.	(a)(c)13,567	98
Finmeccanica S.p.A.	118,051	83
Italcementi S.p.A.	(c)1,801	27
Luxottica Group S.p.A.	1,092	20
Mediaset S.p.A.	23,928	272
Mediobanca S.p.A.	10,262	136
Mediolanum S.p.A.	(c)3,051	18
Pirelli & C S.p.A.	(c)43,723	45
Riunione Adriatica di Sicurta S.p.A.	6,258	120
Sanpaolo IMI S.p.A.	45,570	515
Seat Pagine Gialle S.p.A.	(a)60,586	20
Snam Rete Gas S.p.A.	8,919	43
Telecom Italia S.p.A.	418,595	1,294
Telecom Italia S.p.A. RNC	270,455	621
TIM S.p.A.	179,601	969
Tiscali S.p.A.	(a)2,748	10
UniCredito Italiano S.p.A.	147,944	747
		8,880
Japan (23.0%)
Advantest Corp.	(c)4,390	261
Aeon Co., Ltd.	15,400	248
Aeon Co., Ltd. (When Issued)	(a)15,400	246
Ajinomoto Co., Inc.	(c)50,400	577
Alps Electric Co., Ltd.	(c)10,000	119
Amada Co., Ltd.	16,000	84
Asahi Breweries Ltd.	25,000	255
Asahi Glass Co., Ltd.	81,800	746
Asahi Kasei Corp.	(c)81,000	350
Asatsu-DK, Inc.	2,800	77
Bellsystem 24, Inc.	(c)160	40
Benesse Corp.	3,900	109
Bridgestone Corp.	65,000	1,208
Canon, Inc.	53,000	2,495
Casio Computer Co., Ltd.	(c)29,800	352
Central Japan Railway Co.	(c)104	819
Chubu Electric Power Co., Inc.	(c)16,100	341
Chugai Pharmaceutical Co., Ltd.	24,400	352
Citizen Watch Co., Ltd.	(c)16,000	157
COMSYS Holdings Corp.	1,000	7
Credit Saison Co., Ltd.	8,600	265
CSK Corp.	(c)4,300	169
Dai Nippon Printing Co., Ltd.	(c)30,600	410
Daicel Chemical Industries Ltd.	9,000	45
Daiichi Pharmaceutical Co., Ltd.	(c)18,900	326
Daikin Industries Ltd.	10,600	257
Daimaru, Inc.	(c)19,000	146
Dainippon Ink & Chemicals, Inc.	42,000	93
Daito Trust Construction Co., Ltd.	7,700	312
Daiwa House Industry Co., Ltd.	40,600	397
Daiwa Securities Group, Inc.	233,000	1,478
Denki Kagaku Kogyo K.K.	(c)28,000	85
Denso Corp.	46,850	1,109
Dowa Mining Co., Ltd.	(c)15,000	101
East Japan Railway Co.	238	1,233
Ebara Corp.	(c)24,800	107
Eisai Co., Ltd.	(c)20,300	553
FamilyMart Co., Ltd.	(c)3,700	99
Fanuc Ltd.	12,500	659
Fast Retailing Co., Ltd.	6,500	442
Fuji Photo Film Co., Ltd.	33,000	1,086
Fuji Television Network, Inc.	24	49
Fujikura Ltd.	12,000	50
Fujisawa Pharmaceutical Co., Ltd.	19,800	447
Fujitsu Ltd.	(c)106,200	615
Furukawa Electric Co., Ltd.	(a)(c)41,800	164
Hankyu Department Stores, Inc.	(c)7,000	49
Hirose Electric Co., Ltd.	1,900	174
Hitachi Ltd.	202,000	1,223
Honda Motor Co., Ltd.	(c)65,204	3,165
Hoya Corp.	7,000	735
Isetan Co., Ltd.	(c)12,400	128
Ishihara Sangyo Kaisha Ltd.	10,000	20
Ishikawajima-Harima Heavy Industries Co., Ltd.	(a)52,000	75
Ito-Yokado Co., Ltd.	22,000	756
Itochu Corp.	(a)(c)79,000	337
Japan Airlines Corp.	(a)63,000	173
Japan Real Estate Investment Corp. REIT	(c)20	159
Japan Tobacco, Inc.	36	302
JFE Holdings, Inc.	28,400	810
JGC Corp.	(c)8,000	81
JS Group Corp.	14,000	256
JSR Corp.	10,000	162
Kajima Corp.	(c)77,400	253
Kaken Pharmaceutical Co., Ltd.	3,000	17
Kaneka Corp.	16,000	157
Kansai Electric Power Co., Inc. (The)	(c)33,900	599
Kao Corp.	42,000	929
Kawasaki Heavy Industries Ltd.	(c)52,000	78
Kawasaki Kisen Kaisha Ltd.	4,000	27
Keihin Electric Express Railway Co., Ltd.	(c)25,000	142
Keio Electric Railway Co., Ltd.	(c)14,000	73
Keyence Corp.	2,000	421
Kikkoman Corp.	5,000	44
Kinden Corp.	1,000	6
Kintetsu Corp.	(c)110,200	371
Kirin Brewery Co., Ltd.	71,400	618
Kobe Steel Ltd.	128,000	186
Kokuyo Co., Ltd.	(c)4,500	48
Komatsu Ltd.	73,400	472
Konami Corp.	(c)6,000	133
Konica Minolta Holdings, Inc.	26,000	356
Kubota Corp.	103,000	487
Kuraray Co., Ltd.	(c)23,000	173
Kurita Water Industries Ltd.	4,500	61
Kyocera Corp.	10,200	718
Kyowa Hakko Kogyo Co., Ltd.	(c)28,600	187
Kyushu Electric Power Co., Inc.	(c)9,800	184

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont’d)
Lawson, Inc.	3,500	$121
Mabuchi Motor Co., Ltd.	1,800	129
Marubeni Corp.	78,000	207
Marui Co., Ltd.	27,900	351
Matsushita Electric Industrial Co., Ltd.	(c)146,000	1,952
Matsushita Electric Works Ltd.	10,000	79
Meiji Seika Kaisha Ltd.	10,000	40
Meitec Corp.	1,800	65
Millea Holdings, Inc.	90	1,162
Minebea Co., Ltd.	18,000	74
Mitsubishi Chemical Corp.	116,000	352
Mitsubishi Corp.	(c)78,000	844
Mitsubishi Electric Corp.	134,800	641
Mitsubishi Estate Co., Ltd.	(c)107,000	1,118
Mitsubishi Heavy Industries Ltd.	(c)232,000	656
Mitsubishi Logistics Corp.	5,000	44
Mitsubishi Rayon Co., Ltd.	(c)33,000	109
Mitsubishi Tokyo Financial Group, Inc.	408	3,408
Mitsui & Co., Ltd.	(c)91,800	770
Mitsui Chemicals, Inc.	33,000	163
Mitsui Fudosan Co., Ltd.	93,400	973
Mitsui Mining & Smelting Co., Ltd.	37,000	145
Mitsui OSK Lines Ltd.	(c)11,000	66
Mitsui Sumitomo Insurance Co., Ltd.	171,000	1,413
Mitsui Trust Holdings, Inc.	81,545	515
Mitsukoshi Ltd.	(c)25,000	125
Mizuho Financial Group, Inc.	1,000	3,763
Murata Manufacturing Co., Ltd.	14,300	689
Namco Ltd.	(c)1,200	14
Namco Ltd. (When Issued)	(a)1,200	13
NEC Corp.	(c)101,400	607
Net One Systems Co., Ltd.	32	118
NGK Insulators Ltd.	(c)28,600	241
NGK Spark Plug Co., Ltd.	(c)21,000	219
Nidec Corp.	(c)2,700	273
Nikko Cordial Corp.	(c)75,000	305
Nikon Corp.	(c)18,000	170
Nintendo Co., Ltd.	(c)7,800	956
Nippon Building Fund, Inc. REIT	19	150
Nippon Express Co., Ltd.	(c)59,800	290
Nippon Meat Packers, Inc.	(c)16,600	222
Nippon Mining Holdings, Inc.	16,500	84
Nippon Oil Corp.	109,800	694
Nippon Paper Group, Inc.	53	233
Nippon Sheet Glass Co., Ltd.	(c)23,000	76
Nippon Steel Corp.	425,000	1,012
Nippon Telegraph & Telephone Corp.	471	1,879
Nippon Yusen Kabushiki Kaisha	(c)81,000	420
Nissan Chemical Industries Ltd.	(c)9,000	69
Nissan Motor Co., Ltd.	(c)194,100	2,117
Nisshin Seifun Group, Inc.	7,000	68
Nisshinbo Industries, Inc.	(c)5,000	34
Nissin Food Products Co., Ltd.	4,600	113
Nitto Denko Corp.	15,200	700
Nomura Holdings, Inc.	139,000	1,788
Nomura Research Institute Ltd.	1,400	113
NSK Ltd.	(c)48,000	206
NTN Corp.	27,000	143
NTT Data Corp.	(c)83	219
NTT DoCoMo, Inc.	(c)608	1,033
Obayashi Corp.	(c)37,000	184
OJI Paper Co., Ltd.	(c)80,400	455
Oki Electric Industry Co., Ltd.	(a)(c)40,000	124
Olympus Corp.	(c)9,000	174
Omron Corp.	15,900	352
Onward Kashiyama Co., Ltd.	12,000	167
Oracle Corp. Japan	2,600	128
Oriental Land Co., Ltd.	4,900	297
ORIX Corp.	4,300	442
Osaka Gas Co., Ltd.	(c)83,600	228
Pioneer Corp.	(c)11,254	235
Ricoh Co., Ltd.	42,000	792
Rohm Co., Ltd.	6,800	685
Sanden Corp.	1,000	7
Sankyo Co., Ltd.	(c)40,300	853
Sanyo Electric Co., Ltd.	(c)120,000	389
Secom Co., Ltd.	10,100	352
Seiko Epson Corp.	6,200	265
Sekisui Chemical Co., Ltd.	(c)23,000	159
Sekisui House Ltd.	48,600	465
Seven-Eleven Japan Co., Ltd.	26,000	744
Sharp Corp.	(c)59,200	816
Shimachu Co., Ltd.	4,200	102
Shimamura Co., Ltd.	1,500	100
Shimano, Inc.	7,300	187
Shimizu Corp.	(c)59,600	237
Shin-Etsu Chemical Co., Ltd.	(c)28,196	1,015
Shionogi & Co., Ltd.	(c)24,000	344
Shiseido Co., Ltd.	27,000	332
Showa Denko K.K.	46,000	110
Showa Shell Sekiyu K.K.	(c)11,400	101
Skylark Co., Ltd.	(c)8,600	143
SMC Corp.	4,300	412
Softbank Corp.	16,200	752
Sompo Japan Insurance, Inc.	61,000	518
Sony Corp.	(c)51,397	1,756
Stanley Electric Co., Ltd.	4,400	62
Sumitomo Bakelite Co., Ltd.	(c)9,000	54
Sumitomo Chemical Co., Ltd.	(c)94,600	449
Sumitomo Corp.	53,400	398
Sumitomo Electric Industries Ltd.	39,400	350
Sumitomo Metal Industries Ltd.	214,000	255
Sumitomo Metal Mining Co., Ltd.	35,800	249
Sumitomo Realty & Development Co., Ltd.	38,000	406
Sumitomo Trust & Banking Co., Ltd. (The)	108,000	640
Taiheiyo Cement Corp.	46,000	105
Taisei Corp.	(c)5,000	16
Taisho Pharmaceutical Co., Ltd.	26,800	497
Taiyo Yuden Co., Ltd.	(c)6,000	62
Takara Holdings, Inc.	6,000	37
Takashimaya Co., Ltd.	(c)26,000	217

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont’d)
Takeda Pharmaceutical Co., Ltd.	67,300	$3,058
Takefuji Corp.	4,290	275
Takuma Co., Ltd.	(c)5,000	36
TDK Corp.	7,500	500
Teijin Ltd.	(c)59,400	213
Teikoku Oil Co., Ltd.	6,000	33
Terumo Corp.	14,200	324
THK Co., Ltd.	(c)1,300	22
TIS, Inc.	(c)2,204	74
Tobu Railway Co., Ltd.	(c)59,400	218
Toho Co., Ltd.	4,500	64
Tohoku Electric Power Co., Inc.	21,500	355
Tokyo Broadcasting System, Inc.	8,000	125
Tokyo Electric Power Co., Inc. (The)	(c)48,400	1,043
Tokyo Electron Ltd.	(c)9,600	469
Tokyo Gas Co., Ltd.	(c)107,600	382
Tokyu Corp.	68,400	312
TonenGeneral Sekiyu K.K.	8,000	69
Toppan Printing Co., Ltd.	(c)29,600	291
Toray Industries, Inc.	(c)81,100	376
Toshiba Corp.	(c)188,000	692
Tosoh Corp.	31,000	126
Toto Ltd.	(c)36,600	318
Toyo Seikan Kaisha Ltd.	(c)13,000	201
Toyoba Co., Ltd.	5,000	11
Toyoda Gosei Co., Ltd.	800	16
Toyota Industries Corp.	6,350	145
Toyota Motor Corp.	(c)189,800	7,280
Trend Micro, Inc.	6,200	267
UFJ Holdings, Inc.	(a)374	1,642
Uni-Charm Corp.	2,800	139
UNY Co., Ltd.	8,000	82
Ushio, Inc.	1,000	17
USS Co., Ltd.	2,000	151
Wacoal Corp.	5,000	49
West Japan Railway Co.	24	94
World Co., Ltd.	1,800	49
Yahoo Japan Corp.	(a)(c)66	294
Yahoo Japan Corp. (When Issued)	(a)66	292
Yakult Honsha Co., Ltd.	6,000	93
Yamada Denki Co., Ltd.	7,700	266
Yamaha Corp.	(c)6,800	104
Yamaha Motor Co., Ltd.	(c)3,000	46
Yamanouchi Pharmaceutical Co., Ltd.	(c)32,400	1,048
Yamato Transport Co., Ltd.	(c)19,000	262
Yamazaki Baking Co., Ltd.	(c)5,000	44
Yokogawa Electric Corp.	(c)13,000	150
		109,774
Luxembourg (0.1%)
Arcelor	13,699	254
Malaysia (0.7%)
AMMB Holdings Bhd	122,600	106
Astro All Asia Networks plc	(a)90,400	116
Berjaya Sports Toto Bhd	64,800	66
British American Tobacco (Malaysia) Bhd	14,300	174
Commerce Asset Holdings Bhd	117,300	139
Gamuda Bhd	36,800	49
Genting Bhd	31,200	139
Hong Leong Bank Bhd	62,100	84
IOI Properties Bhd	62,000	153
Kuala Lumpur Kepong Bhd	32,400	57
Magnum Corp. Bhd	54,700	35
Malakoff Bhd	52,000	86
Malayan Banking Bhd	148,700	430
Malaysia International Shipping Corp. Bhd (Foreign)	47,700	161
Maxis Communications Bhd	63,000	141
Media Prima Bhd	(a)1	@—
Nestle (Malaysia) Bhd	10,000	60
OYL Industries Bhd	6,600	64
Petronas Gas Bhd	12,000	22
PLUS Expressways Bhd	143,300	93
Proton Holdings Bhd	23,000	50
Public Bank Bhd (Foreign)	87,000	162
Resorts World Bhd	41,000	108
RHB Capital Bhd	116,000	63
Sime Darby Bhd	120,200	182
SP Setia Bhd	66,400	65
Tanjong plc	22,600	73
Telekom Malaysia Bhd	74,000	218
Tenaga Nasional Bhd	76,100	220
YTL Corp. Bhd	72,000	83
		3,399
Netherlands (4.1%)
ABN AMRO Holding N.V.	79,686	1,812
Aegon N.V.	99,973	1,079
Akzo Nobel N.V.	(c)12,798	452
ASML Holding N.V.	(a)(c)23,788	306
DSM N.V.	2,328	122
Euronext N.V.	4,671	133
European Aeronautic Defense & Space Co.	(c)20,250	537
Hagemeyer N.V.	(a)4,613	9
Heineken N.V.	36,037	1,086
ING Groep N.V. CVA	99,437	2,513
Koninklijke Philips Electronics N.V.	76,521	1,755
OCE N.V.	4,186	65
Reed Elsevier N.V.	36,718	474
Royal Dutch Petroleum Co.	97,241	5,015
Royal KPN N.V.	93,870	704
TPG N.V.	33,998	832
Unilever N.V. CVA	(c)36,128	2,081
Vedior N.V. CVA	9,999	155
VNU N.V.	10,485	270
Wolters Kluwer N.V. CVA	19,575	330
		19,730
New Zealand (0.0%)
Carter Holt Harvey Ltd.	37,926	58
Telecom Corp. of New Zealand Ltd.	13,998	56
		114

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Norway (0.2%)
DNB NOR ASA	11,099	$88
Norsk Hydro ASA	5,919	433
Norske Skogindustrier ASA	4,300	77
Orkla ASA	7,350	204
Statoil ASA	10,000	144
Tandberg ASA	900	8
Telenor ASA	14,600	112
Tomra Systems ASA	4,553	17
Yara International ASA	(a)7,419	79
		1,162
Portugal (0.1%)
Banco Commercial Portugues S.A. (Registered)	75,976	165
Electricidade de Portugal S.A.	15,231	45
Portugal Telecom SGPS S.A. (Registered)	38,617	426
PT Multimedia SGPS S.A.	416	9
		645
Russia (0.5%)
LUKOIL ADR	6,800	843
MMC Norilsk Nickel ADR	4,300	275
OAO Gazprom ADR (Registered)	4,188	150
Rostelecom ADR	7,600	103
Surgutneftegaz ADR	5,400	196
Surgutneftegaz ADR (Preference)	7,600	365
Tatneft ADR	3,900	123
Unified Energy System ADR	4,700	137
Yukos ADR	7,123	114
		2,306
Singapore (1.4%)
Ascendas REIT	69,000	64
CapitaLand Ltd.	112,000	119
CapitaMall Trust REIT	62,500	61
Chartered Semiconductor Manufacturing Ltd.	(a)(c)123,000	75
City Developments Ltd.	66,719	260
ComfortDelgro Corp., Ltd.	197,477	154
Creative Technology Ltd.	6,270	69
DBS Group Holdings Ltd.	111,612	1,060
Fraser & Neave Ltd.	16,000	132
Keppel Corp., Ltd.	57,000	267
Neptune Orient Lines Ltd.	(c)108,000	181
Oversea-Chinese Banking Corp., Ltd.	97,356	809
Overseas Union Enterprise Ltd.	7,468	32
SembCorp Industries Ltd.	96,493	84
Singapore Airlines Ltd.	56,000	362
Singapore Exchange Ltd.	118,539	125
Singapore Post Ltd	184,000	87
Singapore Press Holdings Ltd.	165,028	464
Singapore Technologies Engineering Ltd.	(c)141,296	176
Singapore Telecommunications Ltd.	(c)536,595	745
United Overseas Bank Ltd.	120,389	979
United Overseas Land Ltd. (London Shares)	48,851	64
Venture Corp., Ltd.	24,444	240
		6,609
Spain (2.8%)
Abertis Infraestructuras S.A.	(c)18,533	346
Acerinox S.A.	(c)8,748	121
ACS, Actividades de Construccion y Servicios S.A.	20,916	382
Altadis S.A.	(c)11,925	406
Amadeus Global Travel Distribution S.A., Class A	(c)21,805	173
Antena 3 de Television S.A.	(a)647	39
Banco Bilbao Vizcaya Argentaria S.A.	(c)102,567	1,413
Banco Popular Espanol S.A.	(c)5,693	317
Banco Santander Central Hispano S.A.	(c)143,660	1,404
Endesa S.A.	35,761	682
Gas Natural SDG S.A.	(c)51,329	1,270
Grupo Ferrovial S.A.	4,910	220
Iberdrola S.A.	30,933	642
Inditex S.A.	(c)2,742	68
Indra Sistemas S.A.	2,154	29
Repsol YPF S.A.	37,316	820
Sacyr Vallehermoso S.A.	(c)12,610	179
Sociedad General de Aguas de Barcelona S.A., Class A	7,719	136
Telefonica S.A.	286,710	4,296
Union Fenosa S.A.	7,982	182
		13,125
Sweden (1.8%)
Alfa Laval AB	950	14
Assa Abloy AB, Class B	12,477	157
Atlas Copco AB, Class A	4,166	160
Atlas Copco AB, Class B	399	14
Electrolux AB, Class B	23,000	420
Eniro AB	4,500	39
Holmen AB, Class B	(c)4,000	118
Modern Times Group AB, Class B	(a)1,200	22
Nordea Bank AB	128,744	1,053
Sandvik AB	9,418	326
Securitas AB, Class B	25,740	343
Skandia Forsakrings AB	61,265	243
Skandinaviska Enskilda Banken AB, Class A	22,266	344
Skanska AB, Class B	38,951	405
SKF AB, Class B	6,266	238
Ssab Svenskt Stal AB, Class A	4,850	92
Svenska Cellulosa AB, Class B	9,122	355
Svenska Handelsbanken, Class A	36,136	757
Swedish Match AB	19,700	208
Tele2 AB, Class B	(c)3,658	136
Telefonaktiebolaget LM Ericsson, Class B	(a)649,042	2,016
TeliaSonera AB	(c)106,587	519
Volvo AB, Class A	2,895	98
Volvo AB, Class B	(c)8,685	307
Wm-Data AB, Class B	10,675	19
		8,403
Switzerland (4.3%)
ABB Ltd.	(a)(e)21,992	134
Adecco S.A. (Registered)	3,588	179
Ciba Specialty Chemicals AG (Registered)	(a)1,814	113

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Switzerland (cont’d)
Clariant AG (Registered)	3,489	$42
Compagnie Financiere Richemont AG, Class A	7,511	208
Credit Suisse Group	(a)35,059	1,122
Geberit AG (Registered)	44	34
Givaudan (Registered)	253	154
Holcim Ltd. (Registered)	3,981	210
Kudelski S.A.	(a)322	9
Logitech International S.A. (Registered)	(a)1,200	58
Lonza Group AG (Registered)	1,064	48
Nestle S.A. (Registered)	7,540	1,732
Novartis AG (Registered)	145,757	6,813
Roche Holding AG (Genusschein)	43,319	4,488
Schindler Holding AG	88	25
Serono S.A., Class B	549	340
SGS S.A.	272	150
STMicroelectronics N.V.	23,497	405
Sulzer AG (Registered)	39	12
Swatch Group AG (Registered)	897	25
Swatch Group AG, Class B	862	117
Swiss Reinsurance (Registered)	5,406	312
Swisscom AG (Registered)	813	283
Syngenta AG	(a)2,866	274
UBS AG (Registered)	35,577	2,511
Valora Holding AG	56	12
Zurich Financial Services AG	(a)3,565	510
		20,320
Thailand (0.8%)
Advanced Info Sevice PCL (Foreign)	(c)193,400	467
Bangkok Bank PCL	(a)76,500	175
Bangkok Bank PCL (Foreign)	(a)147,100	350
BEC World PCL (Foreign)	(d)194,600	85
Charoen Pokphand Foods PCL (Foreign)	484,652	42
Delta Electronics Thai PCL (Foreign)	68,700	31
Electricity Generating PCL	37,156	60
Hana Microelectronics PCL (Foreign)	41,580	20
Kasikornbank PCL	(a)123,100	134
Kasikornbank PCL (Foreign)	(a)184,461	207
Land & Houses PCL	378,839	83
Land & Houses PCL (Foreign, Registered)	283,236	65
National Finance PCL (Foreign)	138,900	42
PTT Exploration & Production PCL (Foreign)	(c)22,394	161
PTT PCL (Foreign)	161,100	670
Sahaviriya Steel Industries PCL (Foreign)	(a)91,600	58
Shin Corp. PCL (Foreign)	250,600	229
Siam Cement PCL	36,936	213
Siam Cement PCL (Foreign)	66,700	429
Siam City Cement PCL (Foreign)	21,700	111
Siam Commercial Bank PCL (Foreign, Registered)	109,000	117
Tisco Finance PCL (Foreign)	83,400	48
		3,797
United Kingdom (19.8%)
3i Group plc	10,052	101
Aegis Group plc	60,287	106
Alliance Unichem plc	4,158	50
Amec plc	9,740	56
Amvescap plc	11,317	61
ARM Holdings plc	43,269	65
AstraZeneca plc	92,820	3,809
Aviva plc	110,940	1,101
BAA plc	14,368	144
BAE Systems plc	174,179	709
Balfour Beatty plc	7,505	38
Barclays plc	297,138	2,854
Barratt Developments plc	14,289	147
BG Group plc	185,604	1,248
BHP Billiton plc	131,358	1,384
BOC Group plc	26,800	429
Boots Group plc	41,558	483
BP plc	961,039	9,186
BPB plc	21,675	168
Brambles Industries plc	(c)61,641	287
British Airways plc	(a)26,082	98
British American Tobacco plc	74,536	1,082
British Land Co. plc	6,186	83
British Sky Broadcasting plc	75,484	656
BT Group plc	469,448	1,529
Bunzl plc	26,895	203
Cable & Wireless plc	102,233	181
Cadbury Schweppes plc	103,126	794
Capita Group plc	75,169	448
Carnival plc	9,063	446
Centrica plc	137,066	623
Cobham plc	3,996	96
Compass Group plc	118,343	473
Daily Mail & General Trust, Class A	17,009	221
Davis Service Group plc	2,167	15
De La Rue plc	22,562	127
Diageo plc	168,739	2,110
Dixons Group plc	115,920	359
Electrocomponents plc	29,846	168
Emap plc	14,226	194
EMI Group plc	44,900	180
Enterprise Inns plc	18,759	194
Exel plc	20,182	250
FKI plc	7,577	16
Friends Provident plc	79,739	201
GKN plc	51,505	200
GlaxoSmithKline plc	316,871	6,838
Group 4 Securicor plc	(a)38,187	80
GUS plc	73,857	1,204
Hammerson plc	4,426	58
Hanson plc	38,130	283
Hays plc	176,839	425
HBOS plc	176,390	2,384
Hilton Group plc	85,525	429
HSBC Holdings plc	526,984	8,374
IMI plc	16,321	105
Imperial Chemical Industries plc	61,637	236
Imperial Tobacco Group plc	31,636	690

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Intercontinental Hotels Group plc	41,191	$469
Invensys plc	(a)60,854	12
ITV plc	(a)226,210	442
Johnson Matthey plc	12,509	216
Kelda Group plc	28,432	276
Kesa Electricals plc	15,655	80
Kidde plc	22,107	49
Kingfisher plc	70,070	391
Land Securities Group plc	6,154	131
Legal & General Group plc	322,876	581
Lloyds TSB Group plc	254,973	1,994
LogicaCMG plc	35,943	113
Man Group plc	3,684	79
Marks & Spencer Group plc	155,287	965
MFI Furniture plc	6,439	12
Misys plc	24,343	86
Mitchells & Butlers plc	39,784	196
National Grid Transco plc	174,752	1,476
Next plc	3,638	108
Novar plc	1,596	3
Pearson plc	43,287	464
Peninsular & Oriental Steam Navigation Co. (The)	45,240	216
Persimmon plc	12,995	156
Pilkington plc	26,409	43
Prudential plc	96,360	787
Rank Group plc	34,692	176
Reckitt Benckiser plc	51,873	1,273
Reed Elsevier plc	68,282	600
Rentokil Initial plc	195,393	533
Reuters Group plc	80,258	453
Rexam plc	24,912	191
Rio Tinto plc	(c)57,380	1,545
RMC Group plc	12,646	195
Rolls-Royce Group plc	161,782	742
Royal & Sun Alliance Insurance Group	135,046	175
Royal Bank of Scotland Group plc	137,235	3,969
SABMiller plc	10,022	133
Sage Group plc	70,602	208
Sainsbury (J) plc	83,580	386
Scottish & Newcastle plc	11,065	76
Scottish & Southern Energy plc	48,116	679
Scottish Power plc	104,601	801
Serco Group plc	29,265	114
Severn Trent plc	24,738	394
Shell Transport & Trading Co. plc (Registered)	433,220	3,183
Signet Group plc	28,190	59
Slough Estates plc	6,119	52
Smith & Nephew plc	31,748	292
Smiths Group plc	22,933	308
Tate & Lyle plc	35,920	251
Taylor Woodrow plc	21,723	104
Tesco plc	(c)462,317	2,390
TI Automotive Ltd., Class A	(a)(d)1,505	@—
Tomkins plc	29,164	140
Unilever plc	150,711	1,228
United Business Media plc	18,032	153
United Utilities plc	5,482	55
Vodafone Group plc	3,137,879	7,519
Whitbread plc	20,082	300
William Hill plc	29,825	288
Wimpey George plc	15,718	115
Wolseley plc	38,135	652
WPP Group plc	67,384	628
Yell Group plc	26,049	166
		94,350
Total Common Stocks (Cost $405,192)		422,255
Preferred Stock (0.0%)
Thailand (0.0%)
Siam Commercial Bank PCL (Foreign, Convertible) (Cost $54)	51,768	56

	Face Amount (000)
Short-Term Investments (19.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (10.9%)
Calyon, N.Y.
1.91%, 10/1/04	$2,485	2,485
CC USA, Inc.
1.75%, 10/15/04	931	931
Chase Credit Card Master Trust
1.77%, 10/15/04	691	691
CIT Group Holdings
0.25%, 10/29/04	242	242
1.74%, 11/15/04	1,313	1,313
Clipper Receivables Corp.
1.79%, 11/2/04	689	689
Compass Securitization
1.80%, 10/29/04	478	478
Corporate Asset Funding Co., Inc.
1.75%, 11/8/04	1,033	1,033
CXC
1.74%, 11/10/04	689	689
Discover Card Master Trust
1.75%, 10/15/04	(i)1,150	1,150
Federal National Mortgage Association
1.78%, 11/8/04	2,584	2,584
Gemini Securitization Corp.
1.73%, 11/1/04	863	863
Greyhawk Funding
1.79%, 11/4/04	861	861
Independence Funding LLC
1.80%, 10/27/04	862	862
Jackson National Life Global Funding
1.84%, 10/1/04	864	864
Landesbank Hessen Thur London
1.50%, 11/19/04	864	864
Links Finance LLC
1.82%, 10/26/04	863	863

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Face Amount (000)	Value (000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Mane Funding Corp.
1.79%, 10/27/04	$1,168	$1,168
Natexis Banques Populaires N.Y.
2.02%, 10/1/04	1,381	1,381
Nationwide Building Society
1.97%, 12/28/04	2,002	2,002
Pfizer, Inc.
1.75%, 10/7/04	1,726	1,726
Procter & Gamble Co.
1.83%, 12/9/04	708	708
Royal Bank of Canada N.Y.
1.80%, 10/25/04	1,726	1,726
Sears Credit Account Master Trust
1.79%, 10/15/04	1,381	1,381
Societe Generale London
1.54%, 11/12/04	863	863
Societe Generale N.Y.
1.91%, 10/1/04	1,674	1,674
Southtrust Bank N.A.
1.65%, 11/5/04	1,726	1,726
Ticonderoga Funding LLC
1.69%, 10/8/04	862	862
UBS Securities LLC
1.88%, 10/1/04	15,142	15,142
Union Bank of Switzerland, Stamford
1.13%, 12/20/04	1,726	1,726
Washington Mutual Bank
1.68%, 11/12/04	1,727	1,727
Westdeutsche Landesbank N.Y.
1.84%, 10/1/04	863	863
		52,137

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	262,363	262

	Face Amount (000)
Repurchase Agreement (8.8%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $42,148	$ (f)42,146	42,146
Total Short-Term Investments (Cost $94,545)		94,545
Total Investments+ (108.2%) (Cost $499,791) — Including $49,671 of securities loaned		516,856
Liabilities Less Other Assets (-8.2%)		(39,389)
Net Assets (100%)		$477,467

(a)           Non-income producing security.

(c)                                  All or portion of security on loan at September 30, 2004.

(d)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held $85,000 of fair valued securities, representing less than 0.05% of net assets.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(i)            Security's issuer is an affiliate of the adviser.  Held as collateral for securities on loan.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipts

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipts

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $499,791,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,065,000 of which $42,771,000 related to appreciated securities and $25,706,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	27,889	$34,672	12/16/04	US$	34,198	$34,198	$(474)
EUR	4,987	6,200	12/16/04	US$	6,112	6,112	(88)
GBP	3,160	5,693	12/16/04	US$	5,634	5,634	(59)
JPY	124,000	1,132	12/16/04	US$	1,134	1,134	2
US$	1,099	1,099	12/16/04	AUD	1,583	1,144	45
US$	6,236	6,236	12/16/04	EUR	5,079	6,314	78
US$	3,615	3,615	12/16/04	EUR	2,950	3,668	53
US$	5,165	5,165	12/16/04	EUR	4,222	5,249	84
US$	7,778	7,778	12/16/04	EUR	6,345	7,886	108
US$	13,679	13,679	12/16/04	EUR	11,137	13,845	166
US$	23,106	23,106	12/16/04	EUR	18,872	23,461	355
US$	2,304	2,304	12/16/04	EUR	1,900	2,362	58
US$	154	154	12/16/04	GBP	86	155	1
US$	411	411	12/16/04	GBP	230	414	3
US$	3,282	3,282	12/16/04	GBP	1,839	3,311	29
US$	3,343	3,343	12/16/04	GBP	1,875	3,378	35
US$	8,533	8,533	12/16/04	GBP	4,781	8,612	79
US$	3,377	3,377	12/16/04	JPY	368,445	3,363	(14)
US$	3,402	3,402	12/16/04	JPY	370,920	3,385	(17)
US$	961	961	12/16/04	SEK	7,150	982	21
US$	2,307	2,307	12/16/04	SGD	3,915	2,326	19
		$136,449				$136,933	$484

AUD — Australian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ Euro Stoxx 50
(Germany)	171	$5,812	Oct-04	$(83)
Hang Seng Index
(Hong Kong)	56	4,713	Oct-04	(29)
IBEX 35 Index
(Spain)	69	6,896	Oct-04	(24)
MSCI Index
(Singapore)	83	2,350	Oct-04	(1)
OMX 30 Index
(Sweden)	103	1,003	Oct-04	12
CAC 40 Index
(France)	52	2,360	Dec-04	(41)
DAX Index
(Germany)	57	6,929	Dec-04	(110)
FTSE 100 Index
(United Kingdom)	130	10,845	Dec-04	64
S&P 200 Index
(Australia)	18	1,205	Dec-04	12
TOPIX Index
(Japan)	54	5,411	Dec-04	(182)
				$(382)

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Commercial Banks	$62,286	13.1%
Pharmaceuticals	38,968	8.2
Oil & Gas	38,182	8.0
Diversified Telecommunication Services	20,586	4.3
Automobiles	17,765	3.7
Insurance	16,060	3.4
Electric Utilities	12,380	2.6
Chemicals	12,094	2.5
Capital Markets	12,009	2.5
Wireless Telecommunication Services	11,514	2.4
Metals & Mining	11,056	2.3
Household Durables	10,239	2.1
Media	10,132	2.1
Food Products	8,508	1.8
Real Estate	8,163	1.7
Food & Staples Retailing	7,630	1.6
Industrial Conglomerates	6,643	1.4
Electronic Equipment & Instruments	6,383	1.3
Diversified Financial Services	5,906	1.2
Machinery	5,838	1.2
Communications Equipment	5,742	1.2
Beverages	5,265	1.1
Hotels, Restaurants & Leisure	5,023	1.1
Commercial Services & Supplies	4,684	1.0
Other	173,800	36.4
	$516,856	108.2%

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (95.8%) (Unless otherwise noted)
Brazil (10.4%)
Banco Bradesco S.A. (Preference)	110,724	$5,816
Banco Bradesco S.A. ADR (Preference)	78,750	4,150
Banco Itau Holding Financeira S.A. (Preference)	57,733,606	6,392
Banco Itau Holding Financeira S.A. ADR (Preference)	140,216	7,782
Braskem S.A. ADR	(a)49,100	1,624
Braskem S.A. (Preference)	(a)31,216,000	1,039
CEMIG S.A. (Preference)	199,536,000	4,258
CEMIG S.A. ADR (Preference)	155,000	3,294
Cia Siderurgica Nacional S.A. ADR	168,600	2,618
CVRD ADR	67,179	1,509
CVRD ADR (Preference)	946,514	18,220
CVRD, Class A (Preference)	14,021	270
Petrobras S.A. ADR	511,975	18,047
Petrobras S.A. (Preference)	56,883	1,869
Petrobras S.A. ADR (Preference)	426,498	13,614
Telesp Celular Participacoes S.A. (Preference)	(a)2,123,662,963	5,193
Telesp Celular Participacoes S.A. ADR (Preference)	(a)418,700	2,588
Usiminas S.A., Class A (Preference)	25,054	386
Votorantim Celulose e Papel S.A. ADR (Preference)	149,700	5,172
		103,841
Chile (0.7%)
Enersis S.A. ADR	1,032,200	7,473
China/Hong Kong (6.3%)
Asia Aluminum Holdings Ltd.	26,252,000	2,862
AviChina Industry & Technology Co., Class H	(c)11,201,000	1,149
China Life Insurance Co., Ltd.	(a)(c)6,799,000	4,360
China Oilfield Services Ltd., Class H	(c)10,285,000	3,034
China Petroleum & Chemical Corp., Class H	4,732,000	1,927
China Resources Power Holdings Co.	2,119,000	1,216
CNOOC Ltd.	(c)14,374,000	7,512
Fountain Set Holdings Ltd.	4,305,000	3,230
Grande Holdings Ltd.	2,119,000	1,821
Hainan Meilan International Airport Co., Ltd., Class H	2,406,000	1,990
Hopewell Highway Infrastructure Ltd.	3,924,000	2,466
Huaneng Power International, Inc., Class H	(c)3,596,000	2,906
Kingboard Chemical Holdings Ltd.	1,343,000	2,756
Lianhua Supermarket Holdings Co., Ltd., Class H	(c)1,887,000	2,239
Moulin International Holdings Ltd.	2,150,000	1,220
Norstar Founders Group Ltd.	(c)5,013,000	1,125
Ping An Insurance Group Co. of China Ltd., Class H	(a)2,765,000	4,060
Shougang Concord Century Holdings Ltd.	12,407,000	1,305
Sina Corp.	(a)29,400	749
Sinopec Zhenhai Refining & Chemical Co., Ltd., Class H	(c)2,938,000	3,090
Tom Online, Inc.	(a)6,118,000	863
TPV Technology Ltd.	(c)6,549,000	4,199
Victory City International Holdings	3,751,000	1,443
Wumart Stores, Inc.	(a)1,033,000	2,040
Yanzhou Coal Mining Co., Ltd., Class H	(c)2,790,000	3,614
		63,176
Colombia (0.3%)
BanColombia S.A. ADR	350,600	2,840
Egypt (2.1%)
Eastern Tobacco	152,904	3,041
MobiNil	453,165	8,134
Orascom Construction Industries	439,077	9,537
Orascom Construction Industries GDR	(a)1,304	56
		20,768
India (5.5%)
ABB Ltd. India	123,500	2,024
Bharat Heavy Electricals Corp.	469,465	5,866
Cipla Ltd.	509,665	3,285
Container Corp. of India Ltd.	140,919	2,253
GlaxoSmithKline Pharmaceuticals Ltd.	146,500	2,149
Grasim Industries Ltd.	103,000	2,573
HDFC Bank Ltd.	175,000	1,535
Hero Honda Motors Ltd.	336,385	3,280
Hindalco Industries Ltd.	71,480	2,097
Hindustan Lever Ltd.	667,260	1,822
Housing Development Finance Corp.	202,000	2,682
India Info.com PCL	(a)(d)393,611	@—
Industrial Development Bank of India	(a)1,200,000	2,356
Infosys Technologies Ltd.	134,436	4,961
Mahanagar Telephone Nigam Ltd.	640,000	1,968
Mahindra & Mahindra Ltd.	194,000	1,808
Morgan Stanley Growth Fund	(k)17,282,900	5,749
Oil & Natural Gas Corp., Ltd.	195,200	3,181
Siemens India Ltd.	51,000	1,245
State Bank of India Ltd.	(d)138,152	1,507
Steel Authority of India Ltd.	(a)2,957,082	3,000
		55,341
Indonesia (2.5%)
Bank Central Asia Tbk PT	12,739,000	2,785
Bank Internasional Indonesia Tbk PT	(a)75,304,000	1,317
Bank Mandiri Persero Tbk PT	22,610,500	3,584
Bank Rakyat Indonesia	15,567,500	3,489
Bumi Resources Tbk PT	(a)50,135,500	4,111
Gudang Garam Tbk PT	1,384,500	1,968
Indocement Tunggal Prakarsa Tbk PT	(a)10,102,500	2,153
Ramayana Lestari Sentosa Tbk PT	6,257,000	2,907
Telekomunikasi Indonesia Tbk PT	5,825,000	2,643
		24,957
Israel (0.9%)
Check Point Software Technologies Ltd.	(a)536,784	9,109
Japan (0.0%)
Sansui Electric Co., Ltd.	(a)1,059,500	308

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Malaysia (1.1%)
Commerce Asset Holdings Bhd	(d)1,747,000	$2,069
Magnum Corp. Bhd	3,836,000	2,433
Resorts World Bhd	784,000	2,063
SP Setia Bhd	2,458,999	2,394
Tenaga Nasional Bhd	338,000	978
YTL Corp. Bhd	1,301,000	1,507
		11,444
Mexico (7.9%)
America Movil S.A. de C.V., Class L ADR	670,103	26,154
Cemex S.A. de C.V.	47,475	267
Cemex S.A. de C.V. ADR	160,681	4,522
Fomento Economico Mexicano S.A. de C.V. ADR	75,100	3,318
Grupo Financiero Banorte S.A. de C.V., Class O	373,100	1,758
Grupo Televisa S.A. ADR	359,400	18,951
Telmex, Class L ADR	48,768	1,574
Wal-Mart de Mexico S.A. de C.V. ADR	153,647	5,208
Wal-Mart de Mexico S.A. de C.V., Class V	5,136,654	17,442
		79,194
Morocco (0.4%)
Banque Marocaine du Commerce Exterieur	59,900	3,638
Peru (0.2%)
Cia de Minas Buenaventura S.A. ADR	101,700	2,415
Poland (1.3%)
NFI Empik Media & Fasion S.A.	(a)758,047	1,758
Telekomunikacja Polska S.A.	608,589	2,633
Telekomunikacja Polska S.A. GDR	1,940,600	8,403
		12,794
Russia (8.3%)
Alliance Cellulose Ltd.	(a)(d)592,359	@—
LUKOIL ADR	177,034	21,952
MMC Norilsk Nickel ADR	24,000	1,534
Mobile Telesystems ADR	200	29
Mobile Telesystems GDR	(e)63,700	9,197
OAO Gazprom ADR (Registered)	(c)526,840	18,861
Sberbank RF GDR	(a)132,050	5,485
Surgutneftegaz ADR	158,389	5,765
Surgutneftegaz ADR (Preferred)	149,190	7,161
Uralsvyazinform ADR	336,900	2,500
Vimpel-Communications ADR	(a)34,600	3,764
VolgaTelecom ADR	441,400	2,591
Yukos ADR	290,437	4,634
		83,473
South Africa (13.5%)
African Bank Investments Ltd.	6,409,200	12,896
African Life Assurance Co., Ltd.	2,270,013	5,010
Anglo American Platinum Corp., Ltd.	123,600	5,207
Anglo American plc (London Shares)	1	@—
Anglo American plc	541,087	12,907
AngloGold Ashanti Ltd.	50,100	1,934
AngloGold Ashanti Ltd. ADR	9,073	353
AVI Ltd.	867,200	2,801
Edgars Consolidated Stores Ltd.	210,000	6,148
Gold Fields Ltd.	267,980	3,632
Gold Fields Ltd. ADR	59,600	814
Harmony Gold Mining Co., Ltd.	323,900	4,420
Harmony Gold Mining Co., Ltd. ADR	232,200	3,163
Impala Platinum Holdings Ltd.	62,138	4,995
Ispat Iscor Ltd.	249,600	1,797
Kumba Resources Ltd.	554,838	3,373
Massmart Holdings Ltd.	1,317,145	7,997
MTN Group Ltd.	3,190,750	15,232
Sanlam Ltd.	3,143,200	5,336
Sappi Ltd.	599,600	8,498
Sappi Ltd. ADR	9,200	132
Shoprite Holdings Ltd.	4,787,209	7,637
Standard Bank Group Ltd.	1,021,648	8,056
Steinhoff International Holdings Ltd.	4,847,921	7,321
Telkom S.A. Ltd.	528,930	6,030
		135,689
South Korea (13.9%)
Cheil Industries, Inc.	297,440	4,430
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	100,920	1,468
Daishin Securities Co., Ltd.	196,110	2,435
Daishin Securities Co., Ltd. (Preferred)	189,060	1,428
Doosan Heavy Industries and Construction Co., Ltd.	29,440	288
Handsome Co., Ltd.	358,640	3,130
Hankook Tire Co., Ltd.	983,410	8,839
Hyundai Department Store Co., Ltd.	33,860	956
Hyundai Mobis	214,870	10,823
Hyundai Motor Co.	57,410	2,647
Hyundai Motor Co. (Preferred)	37,740	977
Korean Airlines Co., Ltd.	(a)380,920	5,210
KT&G Corp.	179,230	4,739
LG Engineering & Construction Corp.	76,710	1,399
LG Investment & Securities Co., Ltd.	(a)900,490	5,959
Orion Corp.	44,610	3,328
Pusan Bank	451,830	2,727
Samsung Electronics Co., Ltd.	92,763	36,896
Samsung Electronics Co., Ltd. (Preferred)	24,290	6,360
Samsung SDI Co., Ltd.	266,620	26,280
Shinhan Financial Group Co., Ltd.	340,180	5,879
SK Telecom Co., Ltd.	5,060	771
STX Shipbuilding Co., Ltd.	238,770	2,364
		139,333
Taiwan (10.4%)
Acer, Inc.	2,205,217	2,986
Asia Optical Co., Inc.	1,625,284	7,847
Catcher Technology Co., Ltd.	628,800	1,759
Cathay Financial Holding Co., Ltd.	2,716,000	5,117
Cheng Shin Rubber Industry Co., Ltd.	1,719,936	2,106
Chinatrust Financial Holding Co., Ltd.	5,501,421	5,927
CTCI Corp.	5,031,537	2,696
Cyberlink Corp.	804,066	1,905
Delta Electronics, Inc.	821,000	1,148

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Eva Airways Corp.	2,555,728	$993
Evergreen Marine Corp.	1,281,201	1,256
Faraday Technology Corp.	536,363	789
Fubon Financial Holding Co., Ltd.	3,584,000	3,292
HON HAI Precision Industry Co., Ltd.	2,797,440	9,635
Infortrend Technology, Inc.	1,595,565	3,288
Kaulin Manufacturing Co., Ltd.	1,213,250	1,339
Largan Precision Co., Ltd.	435,138	3,061
MediaTek, Inc.	1,002,012	6,725
Mega Financial Holding Co., Ltd.	3,242,000	2,042
Novatek Microelectronics Corp., Ltd.	555,816	1,473
Phoenixtec Power Co., Ltd.	2,294,355	2,195
Polaris Securities Co., Ltd.	7,663,182	3,858
Richtek Technology Corp.	360,100	705
Shin Kong Financial Holding Co., Ltd.	4,364,000	3,559
Springsoft, Inc.	1,375,586	2,551
Sunplus Technology Co., Ltd.	1,385,200	1,970
Taishin Financial Holdings Co., Ltd.	4,743,256	3,826
Taiwan Cellular Corp.	3,546,000	3,403
Taiwan Cement Corp.	11,783,412	6,521
Tsann Kuen Enterprise Co.	1,437,825	1,727
Waffer Technology Co., Ltd.	1,644,500	2,735
Ya Hsin Industrial Co., Ltd.	5,953,042	5,380
Yuanta Core Pacific Securities Co.	(a)669,000	473
		104,287
Thailand (5.3%)
Advanced Info Sevice PCL (Foreign)	2,668,100	6,449
Asian Property Development PCL	14,164,700	1,328
Bangkok Bank PCL (Foreign)	(a)(c)(d)3,661,700	8,717
Banpu PCL (Foreign)	716,200	2,770
CP Seven Eleven PCL (Foreign)	1,679,200	2,354
Italian-Thai Development PCL (Foreign)	14,798,200	3,290
Kasikornbank PCL (Foreign)	(a)3,069,100	3,449
Kasikornbank PCL NVDR	(a)(c)(d)1,825,900	1,986
Krung Thai Bank PCL (Foriegn)	(c)11,290,400	2,210
Lalin Property PCL (Foreign)	4,420,600	716
Land & Houses PCL (Foreign, Registered)	(c)11,920,800	2,737
MBK PCL (Foreign)	765,700	935
PTT PCL (Foreign)	(c)1,338,400	5,564
Ratchaburi Electricity Generating Holding PCL (Foreign)	1,063,600	964
Siam City Bank PCL (Foreign, Registered)	1,392,700	764
Siam Commercial Bank PCL (Foreign, Registered)	(d)1,567,500	1,686
Siam Makro PCL (Foreign)	389,600	428
Sino Thai Engineering & Construction PCL (Foreign)	3,794,400	812
Thai Airways International PCL (Foreign)	1,877,400	2,212
Total Access Communication PCL	(a)1,035,600	3,480
		52,851
Turkey (4.8%)
Akbank T.A.S.	2,139,981,911	9,675
Akcansa Cimento A.S.	1,846,856,750	5,157
Arcelik A.S.	(a)814,679,550	4,767
Enka Insaat ve Sanayi A.S.	160,021,914	3,751
Hurriyet Gazetecilik ve Matbaacilik A.S.	3,073,202,470	5,568
Trakya Cam Sanayii A.S.	1,570,826,826	3,969
Turkcell Iletisim Hizmetleri A.S.	1,185,573,486	5,282
Turkiye Garanti Bankasi A.S.	(a)1,686,391,400	5,662
Yapi Ve Kredi Bankasi A.S.	(a)1,466,409,900	3,851
		47,682
Total Common Stocks (Cost $825,280)		960,613

No. of Warrants)
Warrants (0.0%)
China/Hong Kong (0.0%)
Kingboard Chemical Holdings Ltd., expiring 12/31/06	(a)134,300	@—
Total Warrants (Cost $@—)		@—

		Face Amount (000)
Fixed Income Securities (0.9%)
India (0.0%)
DCM Shriram Industries Ltd. (expired maturity)	INR	(b)341	290
DCM Shriram Industries Ltd. (expired maturity)		(b)336	229
Saurashtra Cement & Chemicals Ltd. (expired maturity)		(b)(d)700	@—
			519
Russia (0.9%)
MCSI Holding Ltd. (Secured Notes)		$ (d)10,337	8,787
Total Fixed Income Securities (Cost $11,994)			9,306
Short-Term Investments (12.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (10.0%)
Calyon, N.Y.
1.91%, 10/1/04		4,803	4,803
CC USA, Inc.
1.75%, 10/15/04		1,799	1,799
Chase Credit Card Master Trust
1.77%, 10/15/04		1,334	1,334
CIT Group Holdings
0.25%, 10/29/04		467	467
1.74%, 11/15/04		2,538	2,538
Clipper Receivables Corp.
1.79%, 11/2/04		1,332	1,332
Compass Securitization
1.80%, 10/29/04		925	925
Corporate Asset Funding Co., Inc.
1.75%, 11/8/04		1,996	1,996
CXC
1.74%, 11/10/04		1,331	1,331
Discover Card Master Trust
1.75%, 10/15/04		(i)2,223	2,223
Federal National Mortgage Association
1.78%, 11/8/04		4,994	4,994

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Face Amount (000)	Value (000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Gemini Securitization Corp.
1.73%, 11/1/04	$1,668	$1,668
Greyhawk Funding
1.79%, 11/4/04	1,665	1,665
Independence Funding LLC
1.80%, 10/27/04	1,666	1,666
Jackson National Life Global Funding
1.84%, 10/1/04	1,670	1,670
Landesbank Hessen Thur London
1.50%, 11/19/04	1,670	1,670
Links Finance LLC
1.82%, 10/26/04	1,668	1,668
Mane Funding Corp.
1.79%, 10/27/04	2,258	2,258
Natexis Banques Populaires N.Y.
2.02%, 10/1/04	2,668	2,668
Nationwide Building Society
1.97%, 12/28/04	3,870	3,870
Pfizer, Inc.
1.75%, 10/7/04	3,336	3,336
Procter & Gamble Co.
1.83%, 12/9/04	1,368	1,368
Royal Bank of Canada N.Y.
1.80%, 10/25/04	3,335	3,335
Sears Credit Account Master Trust
1.79%, 10/15/04	2,669	2,669
Societe Generale London
1.54%, 11/12/04	1,668	1,668
Societe Generale N.Y.
1.91%, 10/1/04	3,236	3,236
Southtrust Bank N.A.
1.65%, 11/5/04	3,336	3,336
Ticonderoga Funding LLC
1.69%, 10/8/04	1,666	1,666
UBS Securities LLC
1.88%, 10/1/04	29,265	29,265
Union Bank of Switzerland, Stamford
1.13%, 12/20/04	3,336	3,336
Washington Mutual Bank
1.68%, 11/12/04	3,338	3,338
Westdeutsche Landesbank N.Y.
1.84%, 10/1/04	1,668	1,668
		100,766

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	507,080	507

	Face Amount (000)		Value (000)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc.,1.60%, dated 9/30/04, due 10/1/04, repurchase price $21,384	$	(f)21,383	$21,383
Total Short-Term Investments (Cost $122,656)			122,656
Total Investments+ (108.9%) (Cost $959,930) — including $97,623 of securities loaned			1,092,575
Liabilities Less Other Assets (-8.9%)			(89,527)
Net Assets (100%)			$1,003,048

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or portion of security on loan at September 30, 2004.
(d)	Security was valued at fair value — At September 30, 2004, the Portfolio held $24,752,000 of fair valued securities, representing 2.5% of net assets.
(e)	144A security — certain conditions for public sale may exist.
(f)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(k)

The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the nine months ended September 30, 2004, the Portfolio had no purchases or sales of this security. The Portfolio derived $572,281 of income from this security during the nine months ended September 30, 2004.

(i)	Security's issuer is an affiliate of the adviser. Held as collateral for securities on loans.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipts
+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $959,930,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $132,645,000 of which $185,119,000 related to appreciated securities and $52,474,000 related to depreciated securities.

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
THB	4,623	$112	10/1/04	US$	111	$111	$(1)
THB	2,173	52	10/4/04	US$	52	52	@—
TRL	1,136,169,155	755	10/1/04	US$	753	753	(2)
TRL	1,901,301,838	1,264	10/4/04	US$	1,262	1,262	(2)
ZAR	1,267	196	10/4/04	US$	198	198	2
ZAR	113,448	16,920	6/27/05	US$	16,710	16,710	(210)
US$	1,306	1,306	10/1/04	ZAR	8,432	1,306	@—
US$	51	51	10/5/04	ZAR	330	51	@—
US$	164	164	10/6/04	ZAR	1,059	164	@—
US$	314	314	10/7/04	ZAR	2,030	314	@—
US$	1,597	1,597	10/1/04	MXN	18,220	1,600	3
		$22,731				$22,521	$(210)

MXN	—	Mexican Peso
THB	—	Thai Baht
TRL	—	Turkish Lira
ZAR	—	South African Rand

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Commercial Banks	$122,964	12.3%
Oil & Gas	113,464	11.3
Wireless Telecommunication Services	101,052	10.1
Metals & Mining	88,520	8.8
Semiconductors & Semiconductor Equipment	54,213	5.4
Electronic Equipment & Instruments	45,199	4.5
Food & Staples Retailing	40,639	4.1
Diversified Financial Services	28,025	2.8
Insurance	27,442	2.7
Diversified Telecommunication Services	25,749	2.6
Media	24,519	2.4
Auto Components	24,198	2.4
Electric Utilities	22,595	2.2
Construction Materials	18,621	1.9
Household Durables	18,282	1.8
Construction & Engineering	16,390	1.6
Electrical Equipment	15,283	1.5
Paper & Forest Products	13,802	1.4
Software	13,566	1.4
Capital Markets	11,222	1.1
Specialty Retail	11,005	1.1
Leisure Equipment & Products	10,908	1.1
Computers & Peripherals	10,473	1.0
Automobiles	9,861	1.0
Tobacco	9,749	1.0
Other	214,834	21.4
	$1,092,575	108.9%

Portfolio of Investments

European Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Belgium (1.2%)
Cofinimmo REIT	3,215	$458
Finland (3.2%)
Citycon Oyj	48,258	129
Sponda Oyj	132,361	1,119
		1,248
France (14.9%)
Bail Investissement Fonciere	21,431	762
Gecina S.A.	31,858	2,694
Klepierre	6,817	493
Silic	2,681	205
Unibail	13,321	1,606
		5,760
Germany (2.4%)
IVG Immobilien AG	75,004	907
Italy (5.3%)
Aedes S.p.A.	(a)127,370	569
Beni Stabili S.p.A.	1,697,847	1,459
		2,028
Netherlands (11.6%)
AM N.V.	105,511	850
Corio N.V. REIT	12,189	585
Eurocommercial Properties N.V. REIT	14,802	459
Rodamco Europe N.V. REIT	31,478	2,065
Vastned Offices/Industrial N.V. REIT	7,300	201
Wereldhave N.V. REIT	3,732	322
		4,482
Norway (1.1%)
Steen & Strom ASA	20,500	413
Spain (8.1%)
Inmobiliaria Colonial S.A.	45,302	1,535
Inmobiliaria Urbis S.A.	83,984	963
Metrovacesa S.A.	15,727	644
		3,142
Sweden (0.7%)
Castellum AB	8,795	255
Hufvudstaden AB, Class A	5,803	32
		287
Switzerland (2.7%)
PSP Swiss Property AG	27,212	1,047
United Kingdom (45.8%)
British Land Co. plc	227,231	3,063
Brixton plc	24,300	137
Capital & Regional plc	39,457	406
CLS Holdings plc	(a)74,099	450
Derwent Valley Holdings plc	21,746	358
Freeport plc	147,713	930
Great Portland Estates plc	24,720	126
Hammerson plc	109,342	1,434
Land Securities Group plc	182,250	3,874
Liberty International plc	137,909	2,066
London Merchant Securities plc	220,411	750
Minerva plc	166,873	916
Pillar Property plc	28,338	344
Shaftesbury plc	89,649	447
Slough Estates plc	144,996	1,224
Unite Group plc	274,494	1,164
		17,689
Total Common Stocks (Cost $29,295)		37,461

	Face Amount (000)
Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,157 (Cost $1,157)	$	(f)1,157	1,157
Total Investments+ (100.0%) (Cost $30,452)			38,618
Liabilities Less Other Assets (-0.0%)			(12)
Net Assets (100%)			$38,606

(a)	Non-income producing security.
(f)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $30,452,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,166,000 of which $8,339,000 related to appreciated securities and $173,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Portfolio of Investments (cont’d)

European Real Estate Portfolio

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Diversified	$21,505	55.7%
Office & Industrial	8,245	21.3
Office Buildings	1,859	4.8
Apartments	1,607	4.2
Factory Outlets	930	2.4
Shopping Centers	818	2.1
Other	3,654	9.5
	$38,618	100.0%

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Canada (2.7%)
Torstar Corp., Class B	75,758	$1,525
Finland (4.8%)
Kone Oyj, Class B	45,581	2,749
France (6.8%)
Groupe Danone	30,259	2,382
Sanofi-Aventis S.A.	20,421	1,483
		3,865
Netherlands (6.3%)
Reed Elsevier N.V.	127,014	1,638
Royal Numico N.V.	(a)59,886	1,909
		3,547
Spain (4.6%)
Altadis S.A.	46,206	1,575
Zardoya Otis S.A.	47,293	1,016
		2,591
Sweden (4.9%)
Swedish Match AB	260,443	2,756
Switzerland (7.9%)
Nestle S.A. (Registered)	10,306	2,367
Novartis AG (Registered)	45,587	2,131
		4,498
United Kingdom (40.3%)
Allied Domecq plc	300,453	2,553
British American Tobacco plc	301,998	4,383
Cadbury Schweppes plc	435,433	3,353
Capital Radio plc	140,953	1,050
Diageo plc	188,894	2,362
GlaxoSmithKline plc	102,358	2,209
Imperial Tobacco Group plc	89,744	1,958
Reckitt Benckiser plc	105,892	2,598
SMG plc	699,820	1,395
WPP Group plc	107,732	1,004
		22,865
United States (17.4%)
Altria Group, Inc.	48,950	2,303
Bristol-Myers Squibb Co.	63,981	1,514
Brown-Forman Corp., Class B	14,169	649
Fortune Brands, Inc.	8,155	604
Kimberly-Clark Corp.	22,875	1,477
Merck & Co., Inc.	45,591	1,505
New York Times Co. (The), Class A	46,747	1,828
		9,880
Total Common Stocks (Cost $42,748)		54,276

Face Amount (000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $2,130 (Cost $2,130)	$	(f)2,130	2,130

Value (000)
Total Investments+ (99.4%) (Cost $44,878)	$56,406
Other Assets Less Liabilities (0.6%)	334
Net Assets (100%)	$56,740

(a)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $44,878,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,528,000 of which $12,483,000 related to appreciated securities and $955,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	6,485	$11,737	10/18/04	US$	11,796	$11,796	$59

GBP — British Pound

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Tobacco	$12,974	22.9%
Food Products	10,012	17.6
Pharmaceuticals	8,842	15.6
Media	8,440	14.9
Beverages	5,564	9.8
Household Products	4,075	7.2
Machinery	3,765	6.6
Household Durables	604	1.1
Other	2,130	3.7
	$56,406	99.4%

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Australia (1.4%)
Foster’s Group Ltd.	136,388	$470
National Australia Bank Ltd.	38,742	761
		1,231
Bermuda (1.5%)
Tyco International Ltd.	14,271	438
XL Capital Ltd., Class A	12,114	896
		1,334
France (6.0%)
BNP Paribas S.A.	17,583	1,137
Groupe Danone	6,029	475
Lafarge S.A.	12,273	1,075
Sanofi-Aventis S.A.	16,676	1,211
Total S.A.	6,423	1,310
		5,208
Germany (1.8%)
BASF AG	19,915	1,175
Bayerische Motoren Werke AG	10,240	422
		1,597
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	109,680	487
Ireland (1.7%)
Bank of Ireland (London Shares)	73,474	990
Kerry Group plc, Class A	23,441	517
		1,507
Italy (2.9%)
ENI S.p.A.	68,180	1,530
Telecom Italia S.p.A. RNC	438,523	1,006
		2,536
Japan (10.5%)
Canon, Inc.	19,500	918
Fuji Photo Film Co., Ltd.	38,100	1,253
Kao Corp.	44,000	974
Mitsui Sumitomo Insurance Co., Ltd.	51,000	421
Nippon Telegraph & Telephone Corp.	138	551
Rohm Co., Ltd.	5,200	524
Sankyo Co., Ltd.	22,400	474
Sekisui House Ltd.	70,000	669
Sumitomo Electric Industries Ltd.	83,000	738
Takeda Pharmaceutical Co., Ltd.	29,500	1,341
Toyota Motor Corp.	10,500	403
Yamanouchi Pharmaceutical Co., Ltd.	27,200	880
		9,146
Netherlands (3.4%)
Koninklijke Philips Electronics N.V.	15,189	348
Royal Dutch Petroleum Co. (NY Shares)	34,880	1,800
Unilever N.V. CVA	13,616	784
		2,932
South Korea (0.9%)
SK Telecom Co., Ltd. ADR	38,112	741
Spain (1.0%)
Telefonica S.A.	59,468	891
Switzerland (6.2%)
Holcim Ltd. (Registered)	9,601	508
Nestle S.A. (Registered)	6,909	1,587
Novartis AG (Registered)	20,644	965
Roche Holding AG (Genusschein)	4,545	471
Syngenta AG	(a)9,953	951
UBS AG (Registered)	12,372	873
		5,355
United Kingdom (21.0%)
Allied Domecq plc	141,104	1,199
Amvescap plc	74,459	403
BAA plc	59,276	594
Barclays plc	101,608	976
Cadbury Schweppes plc	170,881	1,316
Diageo plc	77,787	973
GlaxoSmithKline plc	105,783	2,283
Imperial Tobacco Group plc	42,089	918
National Grid Transco plc	64,788	547
Prudential plc	55,872	456
Reed Elsevier plc	230,389	2,025
Rentokil Initial plc	138,543	378
Rolls-Royce Group plc	241,040	1,106
Royal Bank of Scotland Group plc	52,178	1,509
Scottish & Southern Energy plc	63,129	891
Vodafone Group plc	673,834	1,615
WPP Group plc	49,966	466
Yell Group plc	90,688	579
		18,234
United States (36.0%)
Alcoa, Inc.	26,679	896
Altria Group, Inc.	35,736	1,681
BJ’s Wholesale Club, Inc.	(a)29,612	810
Boeing Co. (The)	26,677	1,377
Bristol-Myers Squibb Co.	36,452	863
ChevronTexaco Corp.	13,755	738
Citigroup, Inc.	38,209	1,686
Coca Cola Co. (The)	10,159	407
DuPont (E.I.) De Nemours & Co.	5,317	228
Emerson Electric Co.	4,832	299
Exxon Mobil Corp.	13,036	630
First Data Corp.	24,674	1,073
Gap, Inc. (The)	22,594	422
General Dynamics Corp.	9,092	928
Georgia-Pacific Corp.	18,482	664
Hewlett-Packard Co.	45,283	849
International Business Machines Corp.	20,992	1,800
Kroger Co. (The)	(a)40,507	629
Loews Corp. - Carolina Group	24,818	605
MBIA, Inc.	17,107	996
McDonald’s Corp.	35,120	984
Mellon Financial Corp.	35,794	991
Merck & Co., Inc.	12,282	405
Merrill Lynch & Co., Inc.	17,208	856
New York Times Co. (The), Class A	12,364	483
Northrop Grumman Corp.	21,057	1,123

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	Shares	Value (000)
United States (cont’d)
Pfizer, Inc.	37,567	$1,150
Prudential Financial, Inc.	17,239	811
SBC Communications, Inc.	44,980	1,167
St. Paul Travelers Cos., Inc. (The)	28,802	952
United Technologies Corp.	5,459	510
Verizon Communications, Inc.	34,567	1,361
Viacom, Inc., Class B	17,331	582
Wyeth	47,172	1,764
Xerox Corp.	(a)40,781	574
		31,294
Total Common Stocks (Cost $74,339)		82,493

	Face Amount (000)
Short-Term Investment (4.4%)
Repurchase Agreement (4.4%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $3,806 (Cost $3,806)	$	(f)3,806	3,806
Total Investments+ (99.3%) (Cost $78,145)			86,299
Other Assets Less Liabilities (0.7%)			595
Net Assets (100%)			$86,894

(a)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

ADR                     American Depositary Receipts

CVA                      Certificaten Van Aandelen

RNC                       Non-Convertible Savings Shares

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $78,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,154,000 of which $11,093,000 related to appreciated securities and $2,939,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	131	$163	10/1/04	US$	162	$162	$(1)
EUR	126	156	10/4/04	US$	156	156	@—
US$	16	16	10/1/04	AUD	22	16	@—
US$	223	223	10/1/04	GBP	123	223	@—
		$558				$557	$(1)

AUD          — Australian Dollar

EUR              — Euro

GBP               — British Pound

@                          — Face Amount/Value is less than $500.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Pharmaceuticals	$11,807	13.6%
Oil & Gas	6,007	6.9
Commercial Banks	5,373	6.2
Aerospace & Defense	5,044	5.8
Diversified Telecommunication Services	4,976	5.7
Food Products	4,679	5.4
Insurance	4,533	5.2
Media	4,135	4.8
Tobacco	3,204	3.7
Capital Markets	3,123	3.6
Beverages	3,048	3.5
Computers & Peripherals	2,649	3.1
Wireless Telecommunication Services	2,356	2.7
Chemicals	2,354	2.7
Diversified Financial Services	1,686	1.9
Construction Materials	1,583	1.8
Office Electronics	1,492	1.7
Food & Staples Retailing	1,438	1.7
Electric Utilities	1,378	1.6
Leisure Equipment & Products	1,254	1.5
Information Technology Services	1,073	1.2
Electrical Equipment	1,037	1.2
Household Durables	1,018	1.2
Hotels, Restaurants & Leisure	984	1.1
Household Products	974	1.1
Metals & Mining	896	1.0
Other	8,198	9.4
	$86,299	99.3%

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
Australia (1.9%)
National Australia Bank Ltd.	(c)3,666,667	$72,034
Telstra Corp., Ltd.	17,307,729	58,602
		130,636
Austria (0.9%)
Telekom Austria AG	4,309,047	60,446
Belgium (0.6%)
Fortis	(a)(c)1,770,249	42,136
Canada (0.6%)
Royal Bank of Canada	(c)919,895	43,706
Finland (0.9%)
Nokia Oyj	4,380,183	60,355
France (8.6%)
BNP Paribas S.A.	650,606	42,073
France Telecom S.A.	10,030,601	250,230
Renault S.A.	606,556	49,672
Sanofi-Aventis S.A.	(c)1,142,373	82,966
Societe Generale	465,366	41,234
Total S.A.	707,109	144,215
		610,390
Germany (5.8%)
Bayer AG	1,207,030	33,053
Bayerische Motoren Werke AG	908,684	37,404
Deutsche Telekom AG (Registered)	(a)5,152,888	95,738
Linde AG	564,900	32,596
Muenchener Rueckversicherungs AG (Registered)	392,966	37,903
Porsche AG (Non-voting shares)	112,867	73,433
Siemens AG (Registered)	1,370,813	100,938
		411,065
Italy (4.5%)
ENI S.p.A.	3,363,938	75,468
Telecom Italia S.p.A. RNC	67,289,513	154,392
UniCredito Italiano S.p.A.	17,293,817	87,317
		317,177
Japan (18.1%)
Asatsu-DK, Inc.	686,600	18,908
Canon, Inc.	2,271,000	106,919
Central Japan Railway Co.	(c)1,330	10,468
Dai Nippon Printing Co., Ltd.	(c)8,753,000	117,264
Daiwa Securities Group, Inc.	1,363,000	8,647
Fuji Photo Film Co., Ltd.	(c)4,393,900	144,566
Fuji Television Network, Inc.	7,930	16,145
Japan Tobacco, Inc.	(c)2,218	18,587
Kansai Electric Power Co., Inc. (The)	(c)5,520,800	97,495
Kao Corp.	(c)3,943,000	87,264
Konica Minolta Holdings, Inc.	(c)4,030,000	55,198
Kyocera Corp.	(c)245,500	17,293
Lawson, Inc.	977,400	33,935
Millea Holdings, Inc.	2,503	32,304
Mitsubishi Estate Co., Ltd.	(c)4,645,400	48,554
Mitsui Sumitomo Insurance Co., Ltd.	4,463,000	36,872
Nintendo Co., Ltd.	(c)372,000	45,577
Nippon Telegraph & Telephone Corp.	9,881	39,425
Oriental Land Co., Ltd.	731,400	44,339
Rohm Co., Ltd.	727,700	73,283
Sankyo Co., Ltd.	(c)3,263,200	69,105
Tokyo Electric Power Co., Inc. (The)	(c)1,403,900	30,241
Tokyo Gas Co., Ltd.	(c)18,327,200	65,130
Yamanouchi Pharmaceutical Co., Ltd.	2,043,500	66,120
		1,283,639
Netherlands (8.5%)
ABN AMRO Holding N.V.	1,881,655	42,799
Akzo Nobel N.V.	(c)1,866,868	66,004
CSM N.V. CVA	1,070,076	24,073
ING Groep N.V. CVA	2,740,983	69,265
Royal Dutch Petroleum Co.	2,691,603	138,812
Royal KPN N.V.	4,931,562	36,981
Unilever N.V. CVA	(c)3,921,689	225,903
		603,837
New Zealand (0.7%)
Telecom Corp. of New Zealand Ltd.	(c)12,550,655	50,109
South Korea (1.4%)
Samsung Electronics Co., Ltd. GDR (Registered)	(e)491,024	97,346
Spain (1.6%)
Telefonica S.A.	7,730,104	115,839
Sweden (1.3%)
Nordea Bank AB	6,751,356	55,201
SKF AB, Class B	985,671	37,451
		92,652
Switzerland (9.3%)
Ciba Specialty Chemicals AG (Registered)	(a)386,591	24,123
Credit Suisse Group	(a)1,434,963	45,923
Holcim Ltd. (Registered)	1,601,923	84,715
Nestle S.A. (Registered)	942,636	216,506
Novartis AG (Registered)	3,024,570	141,367
Roche Holding AG (Genusschein)	380,110	39,379
UBS AG (Registered)	1,559,681	110,099
		662,112
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	2,586,797	45,554
United Kingdom (31.8%)
Allied Domecq plc	15,931,495	135,387
BAA plc	2,258,297	22,649
Barclays plc	16,677,182	160,156
BHP Billiton plc	11,001,174	115,914
BOC Group plc	5,273,494	84,469
BP plc	20,090,477	192,025
British American Tobacco plc	8,405,217	121,991
Bunzl plc	4,743,116	35,774
Cadbury Schweppes plc	9,351,406	72,013
GlaxoSmithKline plc	7,466,843	161,137
GUS plc	2,845,784	46,408
Hays plc	(c)33,234,604	79,941
Imperial Tobacco Group plc	7,328,521	159,878
ITV plc	18,385,150	35,895

Portfolio of Investments (cont’d)

International Equity Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
National Grid Transco plc	11,373,849	$96,089
Prudential plc	9,514,073	77,662
Reckitt Benckiser plc	3,054,523	74,939
Reed Elsevier plc	18,362,808	161,371
Rentokil Initial plc	16,110,613	43,933
Rolls-Royce Group plc	15,096,961	69,276
Royal Bank of Scotland Group plc	4,575,618	132,321
Vodafone Group plc	55,241,057	132,374
Wolseley plc	2,594,562	44,356
		2,255,958
Total Common Stocks (Cost $6,076,355)		6,882,957

	Face Amount (000)
Short-Term Investments (11.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.4%)
Calyon, N.Y.
1.91%, 10/1/04	$31,647	31,647
CC USA, Inc.
1.75%, 10/15/04	11,852	11,852
Chase Credit Card Master Trust
1.77%, 10/15/04	8,792	8,792
CIT Group Holdings
0.25%, 10/29/04	3,078	3,078
1.74%, 11/15/04	16,725	16,725
Clipper Receivables Corp.
1.79%, 11/2/04	8,774	8,774
Compass Securitization
1.80%, 10/29/04	6,093	6,093
Corporate Asset Funding Co., Inc.
1.75%, 11/8/04	13,152	13,152
CXC
1.74%, 11/10/04	8,767	8,767
Discover Card Master Trust
1.75%, 10/15/04	(i)14,645	14,645
Federal National Mortgage Association
1.78%, 11/8/04	32,901	32,901
Gemini Securitization Corp.
1.73%, 11/1/04	10,991	10,991
Greyhawk Funding
1.79%, 11/4/04	10,969	10,969
Independence Funding LLC
1.80%, 10/27/04	10,973	10,973
Jackson National Life Global Funding
1.84%, 10/1/04	11,002	11,002
Landesbank Hessen Thur London
1.50%, 11/19/04	11,001	11,001
Links Finance LLC
1.82%, 10/26/04	10,991	10,991
Mane Funding Corp.
1.79%, 10/27/04	14,875	14,875
Natexis Banques Populaires N.Y.
2.02%, 10/1/04	17,580	17,580
Nationwide Building Society
1.97%, 12/28/04	25,496	25,496
Pfizer, Inc.
1.75%, 10/7/04	21,979	21,979
Procter & Gamble Co.
1.83%, 12/9/04	9,012	9,012
Royal Bank of Canada N.Y.
1.80%, 10/25/04	21,974	21,974
Sears Credit Account Master Trust
1.79%, 10/15/04	17,585	17,585
Societe Generale London
1.54%, 11/12/04	10,990	10,990
Societe Generale N.Y.
1.91%, 10/1/04	21,318	21,318
Southtrust Bank N.A.
1.65%, 11/5/04	21,979	21,979
Ticonderoga Funding LLC
1.69%, 10/8/04	10,974	10,974
UBS Securities LLC
1.88%, 10/1/04	192,808	192,808
Union Bank of Switzerland, Stamford
1.13%, 12/20/04	21,979	21,979
Washington Mutual Bank
1.68%, 11/12/04	21,996	21,996
Westdeutsche Landesbank N.Y.
1.84%, 10/1/04	10,989	10,989
		663,887

Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	3,340,864	3,341

	Face Amount (000)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $136,990	$	(f)136,984	136,984
Total Short-Term Investments (Cost $804,212)			804,212
Total Investments+ (108.4%) (Cost $6,880,567) — including $637,048 of securities loaned			7,687,169
Liabilities Less Other Assets (-8.4%)			(597,436)
Net Assets (100%)			$7,089,733

(a)                                  Non-income producing security.

(c)                                  All or portion of security on loan at September 30, 2004.

(e)                                  144A security — certain conditions for public sale may exist.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties

(i)                                     Security's issuer is an affiliate of the adviser.  Held as collateral for securities on loan.

ADR                     American Depositary Receipts

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipts

Portfolio of Investments (cont’d)

International Equity Portfolio

RNC                       Non-Convertible Savings Shares

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $6,880,567,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $806,602,000 of which $902,740,000 related to appreciated securities and $96,138,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,272	$1,582	10/1/04	AUD	2,187	$1,592	$10
EUR	1,117	1,389	10/1/04	GBP	761	1,378	(11)
EUR	264	329	10/4/04	JPY	36,144	329	@—
EUR	490	608	10/1/04	NZD	900	610	2
EUR	346	430	10/4/04	US$	429	429	(1)
EUR	306	380	10/4/04	US$	377	$377	(3)
GBP	113,000	204,445	10/22/04	EUR	168,502	209,521	5,076
GBP	17,585	31,863	10/1/04	EUR	25,912	32,224	361
JPY	957,575	8,703	10/1/04	EUR	6,977	8,677	(26)
JPY	265,341	2,412	10/1/04	EUR	1,944	2,417	5
GBP	132,000	238,821	10/22/04	JPY	26,210,580	238,446	(375)
		$490,962				$496,000	$5,038

AUD          — AustralianDollar

EUR              — Euro

GBP               — BritishPound

JPY                  — JapaneseYen

NZD            — NewZealandDollar

@                          — FaceAmount/Valueislessthan$500.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

	Value (000)	Percent of Net Assets
Diversified Telecommunication Services	$907,315	12.8%
Commercial Banks	676,840	9.5
Pharmaceuticals	560,073	7.9
Oil & Gas	550,521	7.8
Food Products	538,496	7.6
Tobacco	300,456	4.2
Commercial Services & Supplies	276,912	3.9
Chemicals	240,246	3.4
Media	232,319	3.3
Insurance	184,741	2.6
Semiconductors & Semiconductor Equipment	170,628	2.4
Capital Markets	164,669	2.3
Household Products	162,203	2.3
Office Electronics	162,118	2.3
Automobiles	160,509	2.3
Leisure Equipment & Products	144,566	2.0
Beverages	135,386	1.9
Wireless Telecommunication Services	132,374	1.9
Electric Utilities	127,736	1.8
Metals & Mining	115,914	1.6
Diversified Financial Services	111,401	1.6
Industrial Conglomerates	100,938	1.4
Multi-Utilities & Unregulated Power	96,089	1.3
Construction Materials	84,715	1.2
Aerospace & Defense	69,276	1.0
Other	1,280,728	18.1
	$7,687,169	108.4%

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)
Common Stocks (91.8%)
Australia (3.0%)
AMP Ltd.	75,100	$341
Australia & New Zealand Banking Group Ltd.	10,508	145
BHP Billiton Ltd.	44,989	470
Coles Myer Ltd.	11,700	80
Gunns Ltd.	(c)12,950	136
National Australia Bank Ltd.	8,480	167
Newcrest Mining Ltd.	13,350	148
News Corp., Ltd.	33,950	282
Qantas Airways Ltd.	29,400	74
QBE Insurance Group Ltd.	15,400	147
Rio Tinto Ltd.	(c)12,300	340
Westpac Banking Corp.	14,700	190
		2,520
Austria (0.2%)
Telekom Austria AG	12,085	169
Belgium (1.1%)
AGFA-Gevaert N.V.	13,638	396
Fortis	(a)(c)6,726	160
Solvay S.A., Class A	3,997	370
		926
Denmark (0.6%)
Carlsberg A/S, Class B	5,218	244
Novo-Nordisk A/S, Class B	4,906	269
		513
Finland (1.8%)
Nokia Oyj	33,863	467
Pohjola Group plc	(c)9,134	94
Sampo Oyj, Class A	(c)53,287	590
Tietoenator Oyj	12,652	367
		1,518
France (9.9%)
Atos Origin	(a)11,106	614
AXA	35,587	721
BNP Paribas S.A.	15,680	1,014
Cap Gemini S.A.	(a)4,284	101
Carrefour S.A.	6,609	311
France Telecom S.A.	60,472	1,508
Groupe Danone	2,107	166
M6-Metropole Television	3,484	93
Neopost S.A.	3,401	219
Sanofi-Aventis S.A.	(c)8,511	618
Schneider Electric S.A.	11,365	736
Societe Generale	4,769	422
Total S.A.	7,093	1,447
Vinci S.A.	2,914	336
		8,306
Germany (6.7%)
Adidas-Salomon AG	3,380	472
Allianz AG (Registered)	4,770	481
Bayerische Motoren Werke AG	17,564	723
Deutsche Boerse AG	13,717	695
Deutsche Telekom AG (Registered)	(a)34,465	640
Fresenius Medical Care AG	4,851	372
Infineon Technologies AG	(a)9,462	97
Linde AG	3,209	185
Metro AG	2,340	105
Muenchener Rueckversicherungs AG (Registered)	2,491	240
Porsche AG (Non-Voting shares)	280	182
SAP AG	1,790	279
Siemens AG (Registered)	16,067	1,183
		5,654
Hong Kong (3.2%)
Cheung Kong Holdings Ltd.	13,000	111
Esprit Holdings Ltd.	67,800	344
Great Eagle Holdings Co.	243,000	475
Henderson Land Development Co., Ltd.	(c)113,000	541
Hutchison Whampoa Ltd.	14,000	110
Hysan Development Co., Ltd.	141,000	249
Kerry Properties Ltd.	85,000	160
Li & Fung Ltd.	105,000	151
New World Development Ltd.	413,000	389
Sun Hung Kai Properties Ltd.	7,000	66
Techtronic Industries Co.	(c)40,000	79
		2,675
Ireland (0.9%)
Bank of Ireland (London Shares)	38,591	520
Kerry Group plc, Class A	7,980	176
Kerry Group plc, Class A (Dublin Shares)	1,076	24
		720
Italy (3.2%)
ENI S.p.A.	40,583	910
Sanpaolo IMI S.p.A.	13,719	155
Telecom Italia S.p.A.	196,088	606
Telecom Italia S.p.A. RNC	217,810	500
UniCredito Italiano S.p.A.	106,921	540
		2,711
Japan (21.9%)
Amada Co., Ltd.	34,000	178
Canon, Inc.	12,000	565
Casio Computer Co., Ltd.	(c)28,000	331
Dai Nippon Printing Co., Ltd.	(c)18,000	241
Daicel Chemical Industries Ltd.	70,000	347
Daifuku Co., Ltd.	(c)42,000	231
Daikin Industries Ltd.	18,000	436
Denki Kagaku Kogyo K K	(c)80,000	244
East Japan Railway Co.	68	352
FamilyMart Co., Ltd.	11,300	304
Fuji Machine Manufacturing Co., Ltd.	6,500	61
Fuji Photo Film Co., Ltd.	14,000	461
Fujitec Co., Ltd.	21,000	102
Fujitsu Ltd.	(c)81,000	469
Furukawa Electric Co., Ltd.	(a)(c)35,000	137
Hitachi Capital Corp.	(c)18,200	287
Hitachi High-Technologies Corp.	6,900	96
Hitachi Ltd.	71,000	430
House Foods Corp.	9,200	124

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Japan (cont’d)
Kaneka Corp.	42,000	$413
Kurita Water Industries Ltd.	23,600	321
Kyocera Corp.	5,100	359
Kyudenko Corp.	6,000	27
Lintec Corp.	(c)10,000	133
Matsushita Electric Industrial Co., Ltd.	40,000	535
Minebea Co., Ltd.	48,000	196
Mitsubishi Chemical Corp.	112,000	340
Mitsubishi Corp.	(c)41,000	444
Mitsubishi Estate Co., Ltd.	(c)23,000	240
Mitsubishi Heavy Industries Ltd.	(c)127,000	359
Mitsubishi Logistics Corp.	9,000	79
Mitsumi Electric Co., Ltd.	(c)18,100	194
Nagase & Co., Ltd.	13,000	110
NEC Corp.	(c)66,000	395
Nifco, Inc.	(c)16,000	237
Nintendo Co., Ltd.	(c)4,700	576
Nippon Meat Packers, Inc.	(c)17,000	228
Nippon Telegraph & Telephone Corp.	60	239
Nissan Motor Co., Ltd.	(c)54,600	596
Nissha Printing Co., Ltd.	6,000	91
Nisshinbo Industries, Inc.	(c)24,000	162
Obayashi Corp.	(c)42,000	209
Ono Pharmaceutical Co., Ltd.	7,800	347
Ricoh Co., Ltd.	25,000	472
Rinnai Corp.	5,600	171
Rohm Co., Ltd.	2,000	201
Ryosan Co., Ltd.	8,700	187
Sangetsu Co., Ltd.	300	7
Sanki Engineering Co., Ltd.	4,000	27
Sankyo Co., Ltd.	(c)19,700	417
Sanwa Shutter Corp.	29,000	132
Sekisui Chemical Co., Ltd.	(c)43,000	297
Sekisui House Ltd.	26,000	249
Shin-Etsu Polymer Co., Ltd.	25,000	139
Sony Corp.	(c)10,000	342
Suzuki Motor Corp.	(c)21,200	347
TDK Corp.	5,400	360
Teijin Ltd.	(c)25,000	90
Toho Co., Ltd.	7,400	105
Tokyo Electric Power Co., Inc. (The)	(c)10,600	228
Toshiba Corp.	(c)119,000	438
Toyo INK MFG Co., Ltd.	(c)31,000	107
Toyota Motor Corp.	17,400	667
Tsubakimoto Chain Co.	57,000	192
Yamaha Corp.	(c)23,100	352
Yamaha Motor Co., Ltd.	(c)18,000	273
Yamanouchi Pharmaceutical Co., Ltd.	(c)12,600	408
		18,434
Netherlands (5.1%)
Aegon N.V.	16,442	177
ASML Holding N.V.	(a)(c)14,109	182
ING Groep N.V. CVA	7,108	180
Koninklijke Ahold N.V.	(a)22,259	142
Koninklijke Philips Electronics N.V.	16,716	383
Royal Dutch Petroleum Co.	18,082	933
Royal Numico N.V.	(a)12,901	411
Unilever N.V. CVA	(c)17,720	1,021
Wolters Kluwer N.V. CVA	52,890	891
		4,320
Norway (0.4%)
DNB NOR ASA	25,316	201
Telenor ASA	15,776	120
		321
Poland (0.2%)
Telekomunikacja Polska S.A.	42,248	183
Singapore (1.6%)
CapitaCommercial Trust REIT	(a)(c)45,400	32
CapitaLand Ltd.	(c)227,000	241
City Developments Ltd.	60,000	233
Oversea-Chinese Banking Corp., Ltd.	25,000	208
SembCorp Industries Ltd.	122,000	106
Singapore Airlines Ltd.	53,000	343
Venture Corp., Ltd.	20,000	196
		1,359
Spain (2.9%)
ACS, Actividades de Construccion y Servicios S.A.	15,592	284
Altadis S.A.	15,686	534
Banco Bilbao Vizcaya Argentaria S.A.	33,843	466
Grupo Ferrovial S.A.	2,370	106
Sogecable S.A.	(a)4,012	162
Telefonica S.A.	60,497	907
		2,459
Sweden (1.9%)
Assa Abloy AB, Class B	(c)26,361	330
Autoliv, Inc. SDR	6,418	257
Electrolux AB, Class B	(c)6,412	117
Nordea Bank AB	23,128	189
Securitas AB, Class B	10,853	145
SKF AB, Class B	8,814	335
Telefonaktiebolaget LM Ericsson, Class B	(a)62,789	195
		1,568
Switzerland (7.0%)
Adecco S.A. (Registered)	1,070	53
Ciba Specialty Chemicals AG (Registered)	(a)5,344	334
Compagnie Financiere Richemont AG, Class A	5,891	164
Holcim Ltd. (Registered)	6,720	355
Nestle S.A. (Registered)	2,560	588
Novartis AG (Registered)	44,594	2,084
Schindler Holding AG (Registered)	720	224
STMicroelectronics N.V.	11,455	198
Swiss Reinsurance (Registered)	8,335	481
UBS AG (Registered)	17,612	1,243
Zurich Financial Services AG	(a)1,140	163
		5,887
United Kingdom (20.2%)
Allied Domecq plc	40,100	341
Amvescap plc	16,057	87
AstraZeneca plc	19,868	815

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Barclays plc	67,433	$648
BOC Group plc	26,853	430
BP plc	51,838	496
British American Tobacco plc	11,507	167
British Sky Broadcasting plc	39,746	345
Bunzl plc	22,259	168
Cadbury Schweppes plc	23,887	184
Compass Group plc	21,664	87
Diageo plc	16,144	202
Emap plc	15,621	213
GlaxoSmithKline plc	82,394	1,778
Hays plc	244,464	588
HBOS plc	6,433	87
HSBC Holdings plc	72,829	1,157
ITV plc	80,021	156
Lloyds TSB Group plc	44,949	351
MFI Furniture plc	46,905	90
National Grid Transco plc	20,131	170
Prudential plc	95,316	778
Reed Elsevier plc	35,412	311
Rentokil Initial plc	62,701	171
Rexam plc	41,501	319
Rolls-Royce Group plc	52,575	241
Royal Bank of Scotland Group plc	43,527	1,259
Scottish & Southern Energy plc	14,386	203
Shell Transport & Trading Co. plc (Registered)	143,181	1,052
Smith & Nephew plc	24,698	227
Smiths Group plc	43,875	590
Stagecoach Group plc	84,426	140
Tesco plc	96,798	500
Vedanta Resources plc	28,694	187
Vodafone Group plc	810,787	1,943
WPP Group plc	36,554	341
Yell Group plc	26,528	169
		16,991
Total Common Stocks (Cost $70,099)		77,234

	Face Amount (000)
Short-Term Investments (17.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.9%)
Calyon, N.Y.
1.91%, 10/1/04	$478	478
CC USA, Inc.
1.75%, 10/15/04	179	179
Chase Credit Card Master Trust
1.77%, 10/15/04	133	133
CIT Group Holdings
0.25%, 10/29/04	46	46
1.74%, 11/15/04	252	252
Clipper Receivables Corp.
1.79%, 11/2/04	132	132
Compass Securitization
1.80%, 10/29/04	92	92
Corporate Asset Funding Co., Inc.
1.75%, 11/8/04	198	198
CXC
1.74%, 11/10/04	132	132
Discover Card Master Trust
1.75%, 10/15/04	(i)221	221
Federal National Mortgage Association
1.78%, 11/8/04	496	496
Gemini Securitization Corp.
1.73%, 11/1/04	166	166
Greyhawk Funding
1.79%, 11/4/04	165	165
Independence Funding LLC
1.80%, 10/27/04	166	166
Jackson National Life Global Funding
1.84%, 10/1/04	166	166
Landesbank Hessen Thur London
1.50%, 11/19/04	166	166
Links Finance LLC
1.82%, 10/26/04	166	166
Mane Funding Corp.
1.79%, 10/27/04	224	224
Natexis Banques Populaires N.Y.
2.02%, 10/1/04	265	265
Nationwide Building Society
1.97%, 12/28/04	385	385
Pfizer, Inc.
1.75%, 10/7/04	332	332
Procter & Gamble Co.
1.83%, 12/9/04	136	136
Royal Bank of Canada N.Y.
1.80%, 10/25/04	332	332
Sears Credit Account Master Trust
1.79%, 10/15/04	265	265
Societe Generale London
1.54%, 11/12/04	166	166
Societe Generale N.Y.
1.91%, 10/1/04	322	322
Southtrust Bank N.A.
1.65%, 11/5/04	332	332
Ticonderoga Funding LLC
1.69%, 10/8/04	166	166
UBS Securities LLC
1.88%, 10/1/04	2,909	2,909
Union Bank of Switzerland, Stamford
1.13%, 12/20/04	332	332
Washington Mutual Bank
1.68%, 11/12/04	332	332
Westdeutsche Landesbank N.Y.
1.84%, 10/1/04	166	166
		10,018

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	50,414	$50

	Face Amount (000)
Repurchase Agreement (5.8%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $4,868	$	(f)4,868	4,868
Total Short-Term Investments (Cost $14,936)			14,936
Total Investments+ (109.6%) (Cost $85,035) — including $9,430 of securities loaned			92,170
Liabilities Less Other Assets (-9.6%)			(8,062)
Net Assets (100%)			$84,108

(a)                                  Non-income producing security.

(c)                                  All or portion of security on loan at September 30, 2004.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(i)                                     Security's issuer is an affiliate of the adviser.  Held as collateral for securities on loan.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

SDR                        Swedish Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $85,035,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,135,000 of which $11,266,000 related to appreciated securities and $4,131,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	250	$311	12/16/04	US$	310	$310	$(1)
EUR	7,006	8,710	12/16/04	US$	8,570	8,570	(140)
GBP	692	1,247	12/16/04	US$	1,237	1,237	(10)
GBP	652	1,174	12/16/04	US$	1,162	1,162	(12)
GBP	46	83	12/16/04	US$	82	82	(1)
JPY	685,694	6,258	12/16/04	US$	6,270	6,270	12
JPY	64,214	586	12/16/04	US$	588	588	2
JPY	55,925	510	12/16/04	US$	513	513	3
US$	29	29	10/1/04	EUR	23	29	@—
US$	6,197	6,197	12/16/04	EUR	5,057	6,286	89
US$	1,908	1,908	12/16/04	EUR	1,553	1,931	23
US$	1,759	1,759	12/16/04	EUR	1,437	1,786	27
US$	1,425	1,425	12/16/04	EUR	1,162	1,445	20
US$	3,076	3,076	12/16/04	GBP	1,723	3,104	28
US$	1,476	1,476	12/16/04	GBP	825	1,487	11
US$	858	858	12/16/04	GBP	481	866	8
US$	800	800	12/16/04	GBP	449	808	8
US$	560	560	12/16/04	GBP	312	561	1
US$	6,709	6,709	12/16/04	JPY	731,552	6,676	(33)
US$	1,209	1,209	12/16/04	JPY	131,925	1,204	(5)
US$	370	370	12/16/04	JPY	40,385	368	(2)
		$45,255				$45,283	$28

EUR              — Euro

GBP               — British Pound

JPY                  — JapaneseYen

@                          — Face Amount\Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
FTSE 100 Index (United Kingdom)	26	$2,169	Dec-04	$13

Portfolio of Investments (cont’d)

International Magnum Portfolio

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Commercial Banks	$7,720	9.2%
Pharmaceuticals	6,736	8.0
Diversified Telecommunication Services	4,873	5.8
Oil & Gas	4,837	5.8
Insurance	4,213	5.0
Chemicals	3,369	4.0
Media	3,069	3.6
Food Products	2,922	3.5
Automobiles	2,789	3.3
Real Estate	2,738	3.3
Household Durables	2,510	3.0
Machinery	2,198	2.6
Industrial Conglomerates	1,989	2.4
Wireless Telecommunication Services	1,943	2.3
Electronic Equipment & Instruments	1,532	1.8
Computers & Peripherals	1,497	1.8
Commercial Services & Supplies	1,457	1.7
Food & Staples Retailing	1,442	1.7
Capital Markets	1,330	1.6
Office Electronics	1,255	1.5
Leisure Equipment & Products	1,209	1.4
Metals & Mining	1,145	1.4
Information Technology Services	1,082	1.3
Diversified Financial Services	1,034	1.2
Construction & Engineering	990	1.2
Building Products	898	1.1
Electrical Equipment	873	1.0
Software	854	1.0
Other	23,666	28.1
	$92,170	109.6%

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Australia (3.6%)
Infomedia Ltd.	13,285,608	$6,482
John Fairfax Holdings Ltd.	5,858,165	15,825
MYOB Ltd.	4,844,342	4,833
Pacific Brands Ltd.	3,112,238	6,549
Ramsay Health Care Ltd.	1,440,901	6,505
		40,194
Austria (1.0%)
Andritz AG	204,364	11,449
Belgium (1.7%)
Omega Pharma S.A.	397,753	19,469
Denmark (1.1%)
Danisco A/S	129,423	6,834
Kobenhavns Lufthavne A/S	35,930	5,482
		12,316
Finland (3.9%)
KCI Konecranes Oyj	301,192	11,724
Kone Oyj, Class B	180,847	10,908
Metso Oyj	420,394	5,400
Pohjola Group plc, Class D	892,051	9,208
Uponor Oyj	163,559	5,791
		43,031
France (4.4%)
Autoroutes du Sud de la France	181,874	8,323
Europeenne D’extincteurs	(a)(d)131,043	@—
Neopost S.A.	307,730	19,785
NRJ Group	372,888	7,420
Zodiac S.A.	364,211	13,461
		48,989
Germany (6.5%)
Beru AG	167,085	12,052
Celesio AG	110,284	7,530
Hugo Boss AG (Non-Voting Shares)	298,204	8,014
K&S AG	382,270	16,468
Pfeiffer Vacuum Technology AG	133,963	5,164
Rational AG	41,133	2,967
Sartorius AG (Non-Voting Shares)	328,639	4,614
SCS Standard Computersysteme AG	(a)(d)21,289	@—
Techem AG	(a)518,210	14,274
WMF Wuerttembergische Metallwarenfabrik AG (Non-Voting Shares)	136,944	1,941
		73,024
Greece (0.9%)
OPAP S.A.	519,679	10,069
Hong Kong (1.1%)
Asia Satellite Telecommunications Holdings Ltd.	5,477,500	10,397
Solomon Systech International Ltd.	7,749,800	2,013
		12,410
Ireland (3.2%)
Independent News & Media plc	4,227,542	10,725
Kerry Group plc, Class A	607,819	13,455
Kingspan Group plc	1,629,294	12,076
		36,256
Italy (4.4%)
Buzzi Unicem S.p.A.	1,227,001	16,236
Cassa di Risparmio di Firenze S.p.A.	2,993,889	5,499
Davide Campari-Milano S.p.A.	214,832	10,820
SAES Getters S.p.A.	181,834	3,353
SAES Getters S.p.A. RNC	313,140	3,731
Sogefi S.p.A.	2,224,470	9,129
		48,768
Japan (28.2%)
Aiful Corp.	82,350	8,091
Ariake Japan Co., Ltd.	667,500	17,351
Asatsu-DK, Inc.	204,800	5,640
Asia Securities Printing Co., Ltd.	722,000	6,444
Daibiru Corp.	3,715,500	25,395
Fujimi, Inc.	343,900	7,939
Hurxley Corp.	354,137	6,840
Ito En Ltd.	287,400	12,564
Jaccs Co., Ltd. (Preference)	4,770,000	23,714
Megane TOP Co., Ltd.	297,100	2,660
Nakanishi, Inc.	210,000	14,124
Nihon Trim Co., Ltd.	159,650	11,608
Nisshin Fire & Marine Insurance Co. Ltd. (The)	2,586,200	9,003
Nitta Corp.	362,900	5,825
Osaki Electric Co., Ltd.	434,000	1,755
Sanrio Co., Ltd.	1,135,300	11,144
Sanyo Electric Credit Co., Ltd.	761,200	12,598
Shidax Corp.	249	238
Shinkawa Ltd.	534,300	9,470
Snow Brand Milk Products Co., Ltd.	(a)795,000	2,312
Sumitomo Osaka Cement Co., Ltd.	9,121,000	19,896
Taisei Lamick Co., Ltd.	239,300	5,307
Takuma Co., Ltd.	1,287,000	9,194
Tenma Corp.	739,500	11,668
TOC Co., Ltd.	2,453,000	18,728
Tokyo Tomin Bank Ltd. (The)	534,200	9,652
Tomy Co., Ltd.	598,400	9,273
Toppan Forms Co., Ltd.	699,200	8,560
TV Asahi Corp.	1,779	3,476
Union Tool Co.	192,800	5,800
Yamaichi Electronics Co., Ltd.	655,600	6,972
Yomiuri Land Co., Ltd.	2,231,000	6,955
Zentek Technology Japan, Inc.	(a)1,604	4,476
		314,672
Netherlands (1.7%)
Laurus N.V.	(a)8,475,882	6,641
Nutreco Holding N.V.	378,839	11,872
		18,513
New Zealand (3.1%)
Fisher & Paykel Appliances Holdings Ltd.	1,450,109	3,971
Fisher & Paykel Healthcare Corp., Ltd.	1,964,920	20,245

Portfolio of Investments (cont’d)

International Small Cap Portfolio

	Shares	Value (000)
New Zealand (cont’d)
Sky City Entertainment Group Ltd.	3,463,616	$10,847
		35,063
Norway (2.5%)
DNB NOR ASA	1,253,317	9,950
Schibsted Group ASA	822,287	17,562
		27,512
South Korea (1.6%)
KT&G Corp.	677,140	17,906
Spain (1.1%)
Miquel y Costas	214,051	11,846
Sweden (2.6%)
D. Carnegie AB	481,326	4,762
Intrum Justitia AB	(a)2,090,497	12,410
Swedish Match AB	1,128,630	11,942
		29,114
Switzerland (7.3%)
Edipresse S.A. (Bearer), Class B	26,441	13,484
Galenica Holding AG (Registered)	33,715	5,144
Kaba Holdings AG, Class B (Registered)	57,879	13,689
Schindler Holding AG	52,673	15,017
SIG Holding AG (Registered)	80,696	14,516
Valora Holding AG	55,007	11,574
Zehnder Group AG, Class B	8,259	8,623
		82,047
United Kingdom (16.5%)
British Vita plc	1,803,818	8,335
Capital Radio plc	1,022,659	7,616
Catlin Group Ltd.	(a)931,477	5,848
Cattles plc	3,697,926	22,128
De La Rue plc	1,553,150	8,759
Devro plc	3,078,023	6,246
FKI plc	2,748,584	5,976
Keller Group plc (Preference)	1,544,341	7,555
Luminar plc	2,497,112	20,723
Michael Page International plc	1,356,065	4,546
Novar plc (Preference)	4,817,424	10,126
Regent Inns plc	3,787,088	2,213
Rotork plc	1,527,915	11,033
SIG plc	1,386,896	12,314
Spirax-Sarco Engineering plc	1,106,452	12,169
SSL International plc	1,481,238	7,434
Stagecoach Group plc	5,378,402	8,893
William Hill plc	890,169	8,605
Wincanton plc	3,102,556	13,492
		184,011
Total Common Stocks (Cost $867,988)		1,076,659

	Face Amount (000)
Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $30,482 (Cost $30,481)	$	(f)30,481	$30,481
Total Investments+ (99.1%) (Cost $898,469)			1,107,140
Other Assets Less Liabilities (0.9%)			10,018
Net Assets (100%)			$1,117,158

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

RNC                       Non-Convertible Savings Shares

@                                    Face Amount/Value is less than $500.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $898,469,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $208,671,000 of which $239,510,000 related to appreciated securities and $30,839,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	5,524	$6,869	10/1/04	US$	6,851	$6,851	$(18)
US$	44	44	10/1/04	EUR	36	44	@—
US$	783	783	10/4/04	GBP	433	785	2
US$	223	223	10/4/04	HKD	1,741	223	@—
		$7,919				$7,903	$(16)

EUR     — Euro

GBP     — British Pound

HKD    — Hong Kong Dollar

Portfolio of Investments (cont’d)

International Small Cap Portfolio

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Machinery	$136,342	12.2%
Media	81,748	7.3
Consumer Finance	66,532	6.0
Health Care Equipment & Supplies	61,273	5.5
Hotels, Restaurants & Leisure	59,649	5.3
Food Products	58,071	5.2
Commercial Services & Supplies	56,272	5.0
Building Products	53,798	4.8
Real Estate	44,122	4.0
Construction Materials	36,131	3.2
Chemicals	32,741	2.9
Tobacco	29,848	2.7
Household Durables	28,725	2.6
Commercial Banks	25,102	2.2
Electronic Equipment & Instruments	24,486	2.2
Insurance	24,058	2.2
Beverages	23,385	2.1
Office Electronics	21,798	2.0
Auto Components	21,181	1.9
Health Care Providers & Services	19,179	1.7
Semiconductors & Semiconductor Equipment	16,441	1.5
Leisure Equipment & Products	15,822	1.4
Diversified Telecommunication Services	14,873	1.3
Specialty Retail	14,234	1.3
Transportation Infrastructure	13,805	1.2
Food & Staples Retailing	13,480	1.2
Aerospace & Defense	13,461	1.2
Diversified Financial Services	12,410	1.1
Paper & Forest Products	11,846	1.1
Software	11,314	1.0
Other	65,013	5.8
	$1,107,140	99.1%

Portfolio of Investments

Equity Growth Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	102,725	$4,765
Automobiles (0.5%)
Harley-Davidson, Inc.	68,500	4,072
Beverages (2.2%)
PepsiCo., Inc.	377,910	18,385
Biotechnology (4.8%)
Amgen, Inc.	(a)279,542	15,844
Biogen Idec, Inc.	(a)131,900	8,068
Genentech, Inc.	(a)153,200	8,031
Gilead Sciences, Inc.	(a)216,660	8,099
		40,042
Capital Markets (1.3%)
Ameritrade Holding Corp.	(a)388,100	4,661
Franklin Resources, Inc.	117,600	6,557
		11,218
Commercial Services & Supplies (2.4%)
Apollo Group, Inc., Class A	(a)156,000	11,446
ChoicePoint, Inc.	(a)96,100	4,099
Iron Mountain Inc	(a)141,100	4,776
		20,321
Communications Equipment (5.0%)
Cisco Systems, Inc.	(a)610,350	11,047
QUALCOMM, Inc.	775,882	30,291
		41,338
Computers & Peripherals (1.8%)
Dell, Inc.	(a)415,525	14,793
Seagate Technology, Inc.	(a)(d)186,100	@—
		14,793
Consumer Finance (1.6%)
American Express Co.	81,050	4,171
MBNA Corp.	120,100	3,026
SLM Corp.	143,300	6,391
		13,588
Diversified Financial Services (2.7%)
Brascan Corp., Class A	203,800	6,155
Citigroup, Inc.	178,579	7,879
Moody’s Corp.	120,000	8,790
		22,824
Energy Equipment & Services (2.0%)
Schlumberger Ltd.	187,300	12,607
Smith International, Inc.	(a)70,110	4,258
		16,865
Food & Staples Retailing (2.8%)
Wal-Mart Stores, Inc.	445,138	23,681
Food Products (1.5%)
Wrigley (W.M.) Jr. Co.	199,800	12,649
Health Care Equipment & Supplies (6.3%)
Alcon, Inc.	52,600	4,218
Boston Scientific Corp.	(a)171,160	6,800
Fisher Scientific International, Inc.	(a)144,600	8,435
Guidant Corp.	273,400	18,055
Medtronic, Inc.	123,400	6,405
Zimmer Holdings, Inc.	(a)111,300	8,797
		52,710
Health Care Providers & Services (2.7%)
Caremark Rx, Inc.	(a)277,950	8,914
Patterson Cos., Inc.	(a)58,500	4,479
UnitedHealth Group, Inc.	129,600	9,556
		22,949
Hotels, Restaurants & Leisure (7.7%)
Carnival Corp.	532,400	25,177
GTECH Holdings Corp.	353,380	8,948
International Game Technology	502,500	18,065
Station Casinos, Inc.	88,500	4,340
Wynn Resorts Ltd.	(a)145,755	7,534
		64,064
Household Durables (0.5%)
Lennar Corp., Class A	95,600	4,551
Household Products (1.5%)
Procter & Gamble Co.	229,976	12,446
Industrial Conglomerates (2.1%)
3M Co.	121,800	9,741
Tyco International Ltd.	259,400	7,953
		17,694
Insurance (2.5%)
American International Group, Inc.	58,350	3,967
Berkshire Hathaway, Inc., Class B	(a)5,834	16,750
		20,717
Internet & Catalog Retail (2.4%)
eBay, Inc.	(a)221,625	20,376
Internet Software & Services (2.6%)
Google, Inc., Class A	(a)23,500	3,046
Yahoo!, Inc.	(a)561,140	19,028
		22,074
Information Technology Services (2.2%)
First Data Corp.	237,500	10,331
Paychex, Inc.	277,210	8,358
		18,689
Media (5.9%)
EchoStar Communications Corp., Class A	(a)141,700	4,409
Lamar Advertising Co., Class A	(a)143,300	5,963
News Corp. Ltd. ADR	402,070	13,216
NTL, Inc.	(a)72,400	4,494
Time Warner, Inc.	(a)255,100	4,117
Univision Communications, Inc., Class A	(a)387,085	12,236
XM Satellite Radio Holdings, Inc., Class A	(a)156,600	4,858
		49,293
Metals & Mining (3.3%)
Newmont Mining Corp.	600,300	27,332
Multiline Retail (0.6%)
Dollar Tree Stores, Inc.	(a)171,800	4,630

Portfolio of Investments (cont’d)

Equity Growth Portfolio

	Shares	Value (000)
Multi Utilities & Unregulated Power (1.0%)
Questar Corp.	181,510	$8,317
Oil & Gas (5.1%)
Exxon Mobil Corp.	258,400	12,488
Suncor Energy, Inc.	357,000	11,428
Ultra Petroleum Corp.	(a)314,360	15,419
XTO Energy, Inc.	93,500	3,037
		42,372
Personal Products (1.8%)
Gillette Co. (The)	357,000	14,901
Pharmaceuticals (5.5%)
Johnson & Johnson	462,900	26,075
Pfizer, Inc.	637,942	19,521
		45,596
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	420,413	8,434
Linear Technology Corp.	120,450	4,365
Marvell Technology Group Ltd.	(a)233,640	6,105
		18,904
Software (8.1%)
Adobe Systems, Inc.	140,300	6,941
Electronic Arts, Inc.	(a)307,500	14,142
Microsoft Corp.	1,520,626	42,045
Symantec Corp.	(a)88,900	4,879
		68,007
Specialty Retail (2.6%)
Chico’s FAS, Inc.	(a)172,920	5,914
Home Depot, Inc.	241,000	9,447
Petsmart, Inc.	229,810	6,524
		21,885
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	(a)129,890	5,510
Thrifts & Mortgage Finance (0.5%)
Freddie Mac	65,400	4,267
Wireless Telecommunication Services (1.6%)
America Movil S.A. de C.V., Class L ADR	163,900	6,397
Crown Castle International Corp.	(a)454,200	6,759
		13,156
Total Common Stocks (Cost $792,797)		824,981

	Face Amount (000)
Short-Term Investment (1.3%)
Repurchase Agreement (1.3%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $10,791 (Cost $10,791)	$	(f)10,791	10,791
Total Investments+ (100.0%) (Cost $803,588)			835,772

Value (000)
Other Assets Less Liabilities (0.0%)	$75
Net Assets (100%)	$835,847

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipts

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $803,588,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $32,184,000 of which $50,212,000 related to appreciated securities and $18,028,000 related to depreciated securities.

Portfolio of Investments

Focus Equity Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Beverages (2.7%)
PepsiCo., Inc.	33,600	$1,635
Biotechnology (5.2%)
Amgen, Inc.	(a)31,882	1,807
Biogen Idec, Inc.	(a)10,300	630
Gilead Sciences, Inc.	(a)18,800	703
		3,140
Capital Markets (1.2%)
Franklin Resources, Inc.	12,300	686
Commercial Services & Supplies (2.0%)
Apollo Group, Inc., Class A	(a)16,300	1,196
Communications Equipment (5.2%)
Cisco Systems, Inc.	(a)43,600	789
QUALCOMM, Inc.	59,164	2,310
		3,099
Computers & Peripherals (1.8%)
Dell, Inc.	(a)29,725	1,058
Diversified Financial Services (2.0%)
Citigroup, Inc.	12,870	568
Moody’s Corp.	8,600	630
		1,198
Energy Equipment & Services (2.1%)
Schlumberger Ltd.	18,500	1,245
Food & Staples Retailing (3.4%)
Wal-Mart Stores, Inc.	38,100	2,027
Food Products (1.8%)
Wrigley (W.M.) Jr. Co.	17,000	1,076
Health Care Equipment & Supplies (5.6%)
Fisher Scientific International, Inc.	(a)15,700	916
Guidant Corp.	23,500	1,552
Zimmer Holdings, Inc.	(a)11,700	925
		3,393
Health Care Providers & Services (1.1%)
Caremark Rx, Inc.	(a)20,600	661
Hotels, Restaurants & Leisure (8.3%)
Carnival Corp.	52,400	2,478
GTECH Holdings Corp.	28,400	719
International Game Technology	50,000	1,797
		4,994
Industrial Conglomerates (2.9%)
3M Co.	14,400	1,152
Tyco International Ltd.	19,000	582
		1,734
Insurance (3.1%)
Berkshire Hathaway, Inc., Class B	(a)638	1,832
Internet & Catalog Retail (2.9%)
eBay, Inc.	(a)18,760	1,725
Internet Software & Services (2.6%)
Yahoo!, Inc.	(a)46,640	1,581
Information Technology Services (2.8%)
First Data Corp.	24,600	1,070
Paychex, Inc.	20,230	$610
		1,680
Media (5.6%)
Lamar Advertising Co., Class A	(a)14,100	587
News Corp. Ltd. ADR	39,200	1,289
Univision Communications, Inc., Class A	(a)46,520	1,470
		3,346
Metals & Mining (3.9%)
Newmont Mining Corp.	51,800	2,358
Multi-Utilities & Unregulated Power (1.0%)
Questar Corp.	13,000	596
Oil & Gas (6.8%)
Exxon Mobil Corp.	22,500	1,088
Suncor Energy, Inc.	41,800	1,338
Ultra Petroleum Corp.	(a)34,070	1,671
		4,097
Personal Products (1.9%)
Gillette Co. (The)	27,800	1,160
Pharmaceuticals (5.5%)
Johnson & Johnson	33,675	1,897
Pfizer, Inc.	45,550	1,394
		3,291
Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	30,386	610
Marvell Technology Group Ltd.	(a)26,800	700
		1,310
Software (7.9%)
Electronic Arts, Inc.	(a)31,300	1,439
Microsoft Corp.	118,400	3,274
		4,713
Specialty Retail (3.7%)
Chico’s FAS, Inc.	(a)16,200	554
Home Depot, Inc.	26,700	1,046
Petsmart, Inc.	21,870	621
		2,221
Wireless Telecommunication Services (2.2%)
Crown Castle International Corp.	(a)89,600	1,333
Total Common Stocks (Cost $58,185)		58,385

	Face Amount (000)
Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,600 (Cost $1,600)	$	(f)1,600	1,600
Total Investments+ (100.1%) (Cost $59,785)			59,985
Liabilities Less Other Assets (-0.1%)			(31)
Net Assets (100%)			$59,954

Portfolio of Investments (cont’d)

Focus Equity Portfolio

(a)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

ADR                     American Depositary Receipts

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $59,785,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $200,000 of which $3,065,000 related to appreciated securities and $2,865,000 related to depreciated securities.

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Banks: Outside New York City (1.2%)
Texas Regional Bancshares, Inc.	130,171	$4,047
UCBH Holdings, Inc.	219,700	8,584
		12,631
Biotechnology Research & Production (3.1%)
Charles River Laboratories International, Inc.	(a)219,705	10,063
Dendreon Corp.	(a)187,200	1,574
Encysive Pharmaceuticals, Inc.	(a)211,000	1,905
Eyetech Pharmaceuticals, Inc.	(a)58,800	1,999
Idexx Laboratories, Inc.	(a)125,900	6,388
Martek Biosciences Corp.	(a)63,800	3,103
MGI Pharma, Inc.	(a)100,900	2,693
Telik, Inc.	(a)237,025	5,286
		33,011
Building: Cement (1.5%)
Eagle Materials, Inc.	75,900	5,237
Florida Rock Industries, Inc.	228,000	11,170
		16,407
Casinos & Gambling (4.2%)
Kerzner International Ltd.	(a)315,200	13,859
Lakes Entertainment, Inc.	(a)439,600	4,607
Nevada Gold & Casinos, Inc.	(a)253,300	3,045
Penn National Gaming, Inc.	(a)386,000	15,595
Shuffle Master, Inc.	(a)207,850	7,786
		44,892
Communications & Media (0.3%)
Arch Wireless, Inc., Class A	(a)125,100	3,594
Communications Technology (3.4%)
Plantronics, Inc.	128,900	5,573
Spectrasite, Inc.	(a)604,600	28,114
UTStarcom, Inc.	(a)171,000	2,755
		36,442
Computer Services, Software & Systems (9.1%)
Akamai Technologies, Inc.	(a)721,700	10,140
Ask Jeeves, Inc.	(a)255,200	8,348
Avocent Corp.	(a)153,000	3,983
FileNET Corp.	(a)181,300	3,165
Hyperion Solutions Corp.	(a)129,700	4,408
Jamdat Mobile, Inc.	(a)257,900	5,950
Manhattan Associates, Inc.	(a)187,600	4,581
NAVTEQ Corp.	(a)105,025	3,743
Neoforma, Inc.	(a)525,629	4,894
Salesforce.com, Inc.	(a)492,500	7,698
Sina Corp.	(a)162,400	4,140
SkillSoft plc ADR	(a)901,700	6,032
SS&C Technologies, Inc.	207,200	4,047
Transact Technologies, Inc.	(a)202,400	5,232
ValueClick, Inc.	(a)332,350	3,137
Verint Systems, Inc.	(a)157,000	5,784
Websense, Inc.	(a)294,900	12,288
		97,570
Computer Technology (1.7%)
RSA Security, Inc.	(a)641,700	12,385
Shanda Interactive Entertainment Ltd. ADR	(a)235,800	5,659
		18,044
Construction (0.7%)
Chicago Bridge & Iron Co. N.V. (NY Shares)	261,900	7,854
Consumer Electronics (0.9%)
Activision, Inc.	(a)243,500	3,378
CNET Networks, Inc.	(a)675,100	6,177
		9,555
Cosmetics (0.3%)
Del Laboratories, Inc.	(a)99,989	3,300
Diversified (0.4%)
Beacon Roofing Supply, Inc.	(a)275,600	4,520
Drugs & Pharmaceuticals (1.8%)
Atherogenics, Inc.	(a)120,400	3,967
Gen-Probe, Inc.	(a)199,300	7,946
Noven Pharmaceuticals, Inc.	(a)366,500	7,638
		19,551
Education Services (3.2%)
Bright Horizons Family Solutions, Inc.	(a)139,500	7,574
Laureate Education, Inc.	(a)152,200	5,665
Strayer Education, Inc.	187,550	21,570
		34,809
Electrical & Electronics (1.2%)
Flir Systems, Inc.	(a)168,800	9,875
Power Integrations, Inc.	(a)165,100	3,373
		13,248
Electronics (0.9%)
Avid Technology, Inc.	(a)215,500	10,101
Electronics: Medical Systems (0.0%)
Accelr8 Technology Corp.	(a)53	@—
Electronics: Semiconductors/Components (0.6%)
Integrated Circuit Systems, Inc.	(a)129,700	2,788
Microsemi Corp.	(a)281,900	3,975
		6,763
Energy Miscellaneous (5.3%)
Denbury Resources, Inc.	(a)518,500	13,170
Patina Oil & Gas Corp.	266,000	7,866
Quicksilver Resources, Inc.	(a)656,400	21,444
Southwestern Energy Co.	(a)259,900	10,913
Veritas DGC, Inc.	(a)148,500	3,383
		56,776
Engineering & Contracting Services (0.5%)
Washington Group International, Inc.	(a)148,500	5,141
Entertainment (0.4%)
Lions Gate Entertainment Corp.	(a)437,400	3,805
Financial Data Processing Services & Systems (0.4%)
Advent Software, Inc.	(a)265,200	4,463
Financial Miscellaneous (1.0%)
Hilb Rogal & Hobbs Co.	141,100	5,111

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Financial Miscellaneous (cont’d)
Interactive Data Corp.	(a)300,875	$5,662
		10,773
Health Care Management Services (0.6%)
Eclipsys Corp.	(a)414,900	6,472
Health Care Services (5.1%)
Animas Corp.	(a)257,450	4,145
Apria Healthcare Group, Inc.	(a)98,732	2,690
Dade Behring Holdings, Inc.	(a)613,000	34,155
Stericycle, Inc.	(a)312,325	14,336
		55,326
Homebuilding (1.3%)
Brookfield Homes Corp.	395,750	10,428
Meritage Homes Corp.	(a)49,500	3,891
		14,319
Hotel/Motel (1.0%)
BJ’s Restaurants, Inc.	(a)359,500	5,705
Multimedia Games, Inc.	(a)333,700	5,173
		10,878
Household Furnishings (0.5%)
Select Comfort Corp.	(a)314,600	5,726
Identification Control & Filter Devices (0.4%)
CUNO, Inc.	(a)83,400	4,816
Insurance: Property & Casualty (0.8%)
Markel Corp.	(a)26,250	8,096
Investment Management Companies (2.0%)
Affiliated Managers Group, Inc.	(a)191,700	10,264
Greenhill & Co., Inc.	498,700	11,769
		22,033
Leisure Time (4.1%)
SCP Pool Corp.	781,050	20,885
WMS Industries, Inc.	(a)902,000	23,172
		44,057
Manufactured Housing (0.7%)
Winnebago Industries, Inc.	210,700	7,299
Manufacturing (1.0%)
Actuant Corp., Class A	(a)262,800	10,830
Medical & Dental Instruments & Supplies (4.2%)
American Medical Systems Holdings, Inc.	(a)353,600	12,825
Enzon Pharmaceuticals, Inc.	(a)170,100	2,713
Inamed Corp.	(a)376,500	17,948
Sybron Dental Specialties, Inc.	(a)231,500	6,873
Techne Corp.	(a)122,200	4,666
		45,025
Metals & Minerals Miscellaneous (1.7%)
Coeur d’Alene Mines Corp.	(a)2,058,700	9,758
Glamis Gold, Ltd.	(a)431,200	8,077
		17,835
Miscellaneous Materials & Processing (0.6%)
Agnico-Eagle Mines, Ltd.	463,300	6,616
Miscellaneous Health Care (3.5%)
Advanced Medical Optics, Inc.	(a)195,400	7,732
NPS Pharmaceuticals, Inc.	(a)96,700	2,106
VCA Antech, Inc.	(a)1,332,800	27,496
		37,334
Office Furniture & Business Equipment (0.8%)
Imagistics International, Inc.	(a)69,443	2,333
Micros Systems, Inc.	(a)132,200	6,619
		8,952
Oil: Integrated Domestic (0.5%)
Delta Petroleum Corp.	(a)422,250	5,506
Production Technology Equipment (1.2%)
Cymer, Inc.	(a)272,500	7,810
Dionex Corp.	(a)103,800	5,678
		13,488
Publishing: Miscellaneous (0.6%)
ProQuest Co.	(a)245,600	6,312
Radio & TV Broadcasters (0.6%)
Radio One, Inc., Class D	(a)482,096	6,860
Restaurants (3.4%)
P.F. Chang’s China Bistro, Inc.	(a)240,595	11,667
Sonic Corp.	(a)629,507	16,134
Steak N Shake Co. (The)	(a)499,100	8,525
		36,326
Retail (9.5%)
AFC Enterprises	(a)498,190	10,960
Blue Nile, Inc.	(a)198,650	6,691
Brookstone, Inc.	(a)260,212	4,915
Casual Male Retail Group, Inc.	(a)507,900	2,661
CEC Entertainment, Inc.	(a)204,900	7,530
Christopher & Banks Corp.	219,000	3,506
Fred’s, Inc.	232,500	4,176
Guitar Center, Inc.	(a)373,900	16,190
J. Jill Group, Inc. (The)	(a)404,600	8,031
Overstock.com, Inc.	(a)115,900	4,257
Petco Animal Supplies, Inc.	(a)283,900	9,272
Tractor Supply Co.	(a)310,800	9,772
Tuesday Morning Corp.	(a)471,800	14,588
		102,549
Services: Commercial (3.4%)
Advisory Board Co. (The)	(a)149,300	5,017
Arbitron, Inc.	(a)153,775	5,630
Autobytel, Inc.	(a)563,800	5,057
Corporate Executive Board Co.	166,499	10,196
Universal Technical Institute, Inc.	(a)346,000	10,442
		36,342
Telecommunications Equipment (0.4%)
Andrew Corp.	(a)319,400	3,909
Textile Apparel Manufacturing (1.4%)
Carter’s, Inc.	(a)407,700	11,289
Oxford Industries, Inc.	99,200	3,695
		14,984
Truckers (1.2%)
Landstar System, Inc.	(a)224,700	13,185

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Utilities: Miscellaneous (1.2%)
Petroleum Development Corp.	(a)285,100	$12,493
Utilities: Telecommunications (1.4%)
IDT Corp., Class B	(a)242,100	3,639
NII Holdings, Inc.	(a)150,520	6,203
PTEK Holdings, Inc.	(a)636,700	5,456
		15,298
Total Common Stocks (Cost $952,863)		1,026,116

	Face Amount (000)
Short-Term Investment (1.5%)
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $16,197 (Cost $16,196)	$	(f)16,196	16,196
Total Investments+ (96.7%) (Cost $969,059)			1,042,312
Other Assets Less Liabilities (3.3%)			35,681
Net Assets (100%)			$1,077,993

(a)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipts

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $969,059,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $73,253,000 of which $114,401,000 related to appreciated securities and $41,148,000 related to depreciated securities.

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Diversified (5.1%)
Atlantic Gulf Communities Corp., Class B	(a)(d)140,284	$ @—
Correctional Properties Trust REIT	137,590	3,756
Forest City Enterprises, Inc., Class A	83,170	4,583
Frontline Capital Group	(a)(d)1,179,600	@—
St. Joe Co. (The)	160,400	7,662
Vornado Realty Trust REIT	557,800	34,963
Wellsford Real Properties, Inc.	(a)267,689	4,056
		50,020
Health Care (1.4%)
Healthcare Realty Trust, Inc. REIT	56,100	2,190
Nationwide Health Properties, Inc. REIT	23,149	480
Omega Healthcare Investors, Inc. REIT	594,900	6,401
Senior Housing Properties Trust REIT	238,800	4,256
Ventas, Inc. REIT	89,200	2,312
		15,639
Industrial (7.3%)
AMB Property Corp. REIT	955,620	35,377
BRCP Realty LP l	1,584,835	1,585
Cabot Industrial Value Fund, Inc.	1,309	655
Catellus Development Corp. REIT	222,400	5,896
ProLogis REIT	1,022,089	36,018
		79,531
Lodging/Resorts (11.0%)
Hilton Hotels Corp.	1,349,400	25,423
Host Marriot Corp. REIT	(a)2,498,400	35,053
Innkeepers USA Trust REIT	42,000	522
Interstate Hotels & Resorts, Inc.	(a)127,330	516
Lodgian, Inc.	(a)106,700	1,056
Meristar Hospitality Corp. REIT	(a)190,500	1,038
Starwood Hotels & Resorts Worldwide, Inc.	1,178,393	54,701
Wyndham International, Inc., Class A	(a)985,554	808
		119,117
Office (20.8%)
Arden Realty, Inc. REIT	1,175,400	38,294
Beacon Capital Partners, Inc.	(a)(d)(i)335,100	1,420
Boston Properties, Inc. REIT	866,250	47,982
Brandywine Realty Trust REIT	31,500	897
Brookfield Properties Co.	2,051,201	66,172
Equity Office Properties Trust REIT	1,200,307	32,708
Mack-Cali Realty Corp. REIT	152,775	6,768
PS Business Parks, Inc. REIT	57,600	2,295
Reckson Associates Realty Corp. REIT	717,800	20,637
SL Green Realty Corp. REIT	172,550	8,940
		226,113
Residential Apartments (18.2%)
American Campus Communities, Inc. REIT	154,900	2,875
Apartment Investment & Management Co.,
Class A REIT	762,500	26,520
Archstone-Smith Trust REIT	1,715,596	54,281
AvalonBay Communities, Inc. REIT	972,562	58,568
BRE Properties REIT	11,650	447
Brookfield Homes Corp.	4,300	113
Equity Residential REIT	667,050	20,679
Essex Property Trust, Inc. REIT	299,200	21,497
Gables Residential Trust REIT	33,100	1,130
Post Properties, Inc. REIT	411,850	12,314
		198,424
Residential Manufactured Homes (0.9%)
Affordable Residential Communities REIT	71,400	1,042
Manufactured Home Communities, Inc. REIT	263,860	8,771
		9,813
Retail Regional Malls (19.1%)
General Growth Properties, Inc. REIT	749,590	23,237
Macerich Co. (The) REIT	196,800	10,488
Rouse Co. (The) REIT	906,500	60,627
Simon Property Group, Inc. REIT	1,657,200	88,876
Taubman Centers, Inc. REIT	970,478	25,067
		208,295
Retail Strip Centers (7.6%)
Acadia Realty Trust REIT	51,580	761
BPP Liquidating Trust REIT	(d)113,290	36
Chelsea Property Group, Inc. REIT	62,850	4,217
Federal Realty Investment Trust REIT	891,900	39,243
Heritage Property Investment Trust REIT	156,625	4,569
Kimco Realty Corp. REIT	82,100	4,212
Pan Pacific Retail Properties, Inc. REIT	44,980	2,433
Price Legacy Corp. REIT	8,000	152
Regency Centers Corp. REIT	575,800	26,769
		82,392
Self Storage (5.5%)
Public Storage, Inc. REIT	731,990	36,270
Shurgard Storage Centers, Inc., Class A REIT	608,200	23,598
		59,868
Total Common Stocks (Cost $727,053)		1,054,212

	Shares
Preferred Stocks (0.8%)
Lodging/Resorts (0.8%)
Wyndham, Series B	(d)97,748	5,321
Wyndham International, Inc., Series II	(d)52,320	2,996
		8,317
Other (0.0%)
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)75,765	@—
Atlantic Gulf Communities Corp., Series B	(a)(d)(i)107,021	@—
		@—
Total Preferred Stocks (Cost $6,645)		8,317

Face Amount (000)
Short-Term Investment (1.7%)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $18,209 (Cost $18,208)	$	(f)18,208	18,208

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

Value (000)
Total Investments+ (99.4%) (Cost $751,906)	$1,080,737
Other Assets Less Liabilities (0.6%)	6,845
Net Assets (100%)	$1,087,582

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held $9,773,000 of fair valued securities, representing 0.9% of net assets.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(i)                                     Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., Series B and Beacon Capital Partners, Inc. were acquired June 1997 and March 1998, respectively, at a cost of $790,000 and $1,743,000, respectively. At September 30, 2004, these securities had an aggregate market value of $1,420,000, representing 0.1% of net assets.

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $751,906,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $328,831,000 of which $347,254,000 related to appreciated securities and $18,423,000 related to depreciated securities.

Portfolio of Investments

Value Equity Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Advertising Agencies (0.2%)
Interpublic Group of Cos., Inc.	(a)40,330	$427
Aerospace (1.9%)
Northrop Grumman Corp.	35,970	1,918
Raytheon Co.	38,600	1,466
		3,384
Automobiles (3.5%)
Honda Motor Co., Ltd. ADR	150,100	3,657
Magna International, Inc., Class A	34,410	2,549
		6,206
Beverages: Soft Drinks (1.3%)
Coca Cola Co. (The)	56,800	2,275
Cable Television Services (2.4%)
Time Warner, Inc.	(a)266,660	4,304
Chemicals (3.6%)
Bayer AG ADR	155,960	4,278
Dow Chemical Co. (The)	49,280	2,226
		6,504
Communications & Media (1.7%)
Walt Disney Co. (The)	135,850	3,063
Communications Technology (1.3%)
AT&T Wireless Services, Inc.	(a)90,760	1,341
Motorola, Inc.	53,700	969
		2,310
Computer Services Software & Systems (1.8%)
Computer Associates International, Inc.	59,130	1,555
Microsoft Corp.	62,870	1,739
		3,294
Computer Technology (1.6%)
Hewlett-Packard Co.	76,990	1,444
International Business Machines Corp.	15,880	1,361
		2,805
Cosmetics (1.9%)
Kimberly-Clark Corp.	53,880	3,480
Diversified Financial Services (2.1%)
Bank of America Corp.	57,540	2,493
PNC Financial Services Group, Inc.	24,750	1,339
		3,832
Drugs & Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	247,090	5,848
Roche Holding AG ADR	32,880	3,397
Schering-Plough Corp.	179,220	3,416
Wyeth	41,010	1,534
		14,195
Electronics: Instruments Gauges & Meters (1.0%)
Parker Hannifin Corp.	29,360	1,728
Energy Equipment (2.8%)
Schlumberger Ltd.	75,020	5,050
Energy Miscellaneous (1.1%)
Valero Energy Corp.	23,880	1,915
Financial Data Processing Services & Systems (2.6%)
Automatic Data Processing, Inc.	42,510	1,757
First Data Corp.	39,550	1,720
SunGard Data Systems, Inc.	(a)49,970	1,188
		4,665
Financial Miscellaneous (2.6%)
Equifax, Inc.	73,140	1,928
Freddie Mac	42,950	2,802
		4,730
Foods (2.1%)
Cadbury Schweppes plc ADR	59,150	1,828
Kraft Foods, Inc., Class A	58,690	1,862
		3,690
Hotel/Motel (1.9%)
Hilton Hotels Corp.	41,540	783
Marriot International, Inc., Class A	31,590	1,641
Starwood Hotels & Resorts Worldwide, Inc.	21,720	1,008
		3,432
Insurance: Life (0.9%)
Cigna Corp.	24,290	1,691
Insurance: Multi-Line (3.8%)
Hartford Financial Services Group, Inc.	43,840	2,715
Metlife, Inc.	54,030	2,088
Prudential Financial, Inc.	44,600	2,098
		6,901
Insurance: Property & Casualty (2.9%)
Chubb Corp.	45,430	3,193
St. Paul Travelers Cos., Inc. (The)	59,931	1,981
		5,174
Investment Management Companies (9.1%)
Citigroup, Inc.	80,960	3,572
Goldman Sachs Group, Inc.	4,800	448
J.P. Morgan Chase & Co.	147,027	5,841
Lehman Brothers Holdings, Inc.	43,470	3,465
Merrill Lynch & Co., Inc.	62,230	3,094
		16,420
Manufacturing (0.7%)
Ingersoll Rand Co., Class A	18,780	1,277
Miscellaneous Health Care (1.5%)
Bausch & Lomb, Inc.	39,250	2,608
Miscellaneous Materials & Processing (1.2%)
Newmont Mining Corp.	48,210	2,195
Multi-Sector Companies (1.5%)
General Electric Co.	79,460	2,668
Oil: Integrated Domestic (9.6%)
BP plc ADR	104,140	5,991
ConocoPhillips	42,980	3,561
Exxon Mobil Corp.	82,610	3,992
Royal Dutch Petroleum Co. (NY Shares)	70,790	3,653
		17,197
Other (0.4%)
Sanofi-Aventis ADR	20,300	743

Portfolio of Investments (cont’d)

Value Equity Portfolio

	Shares	Value (000)
Paper (0.9%)
Temple-Inland, Inc.	22,780	$1,530
Radio & TV Broadcasters (1.5%)
Clear Channel Communications, Inc.	84,850	2,645
Railroads (2.4%)
Norfolk Southern Corp.	119,720	3,561
Union Pacific Corp.	13,840	811
		4,372
Retail (2.7%)
Kohl’s Corp.	(a)32,200	1,552
McDonald’s Corp.	47,940	1,344
Target Corp.	43,780	1,981
		4,877
Services: Commercial (1.3%)
Accenture Ltd., Class A	(a)85,910	2,324
Tobacco (0.7%)
Altria Group, Inc.	27,540	1,296
Utilities: Electrical (4.4%)
Consolidated Edison, Inc.	26,630	1,119
Edison International	35,260	935
Entergy Corp.	35,320	2,141
Exelon Corp.	56,540	2,074
FirstEnergy Corp.	40,060	1,646
		7,915
Utilities: Telecommunications (3.8%)
SBC Communications, Inc.	43,930	1,140
Sprint Corp.	143,510	2,889
Verizon Communications, Inc.	68,630	2,703
		6,732
Total Common Stocks (Cost $157,823)		169,854

	Face Amount (000)
Short-Term Investment (4.9%)
Repurchase Agreement (4.9%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $8,813 (Cost $8,813)	$	(f)8,813	8,813
Total Investments+ (99.5%) (Cost $166,636)			178,667
Other Assets Less Liabilities (0.5%)			892
Net Assets (100%)			$179,559

(a)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

ADR                     American Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $166,636,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,031,000 of which $14,813,000 related to appreciated securities and $2,782,000 related to depreciated securities.

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Debt Instruments (95.4%)
Argentina (3.2%)
Sovereign (3.2%)
Republic of Argentina
6.00%, 3/31/23	$ (b)472	$249
11.375%, 3/15/10-1/30/17	(b)1,100	339
11.75%, 4/7/09-6/15/15	(b)3,735	1,149
12.00%, 2/1/20	(b)45	13
Republic of Argentina (Linked Variable Rate)
112.849%, 4/10/05	(b)1,210	420
		2,170
Brazil (16.5%)
Sovereign (16.5%)
Federative Republic of Brazil
2.063%, 4/15/24	(h)1,480	1,302
6.00%, 4/15/24	(h)400	359
8.875%, 4/15/24	1,175	1,128
10.50%, 7/14/14	1,130	1,261
11.00%, 8/17/40	920	1,032
14.50%, 10/15/09	2,460	3,186
Federative Republic of Brazil, PIK
8.00%, 4/15/14	2,750	2,721
		10,989
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria
8.25%, 1/15/15	(e)473	585
Republic of Bulgaria (Registered)
8.25%, 1/15/15	370	458
		1,043
Chile (1.8%)
Corporate (1.8%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)1,100	1,229
Colombia (2.5%)
Sovereign (2.5%)
Republic of Colombia
9.75%, 4/9/11	816	926
10.375%, 1/28/33	380	414
11.75%, 2/25/20	245	301
		1,641
Indonesia (2.8%)
Corporate (2.8%)
Pindo Deli Finance Mauritius
10.75%, 10/1/07	(b)(e)3,200	1,000
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, 8/1/04	(b)670	277
Tjiwi Kimia International BV
13.25%, 8/1/49	(b)1,450	598
		1,875
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.00%, 3/29/18	(b)580	104
Malaysia (2.0%)
Sovereign (2.0%)
Government of Malaysia
8.75%, 6/1/09	1,090	1,307
Mexico (20.1%)
Corporate (7.6%)
Pemex Project Funding Master Trust
3.18%, 6/15/10	(e)(h)1,080	1,094
9.125%, 10/13/10	1,240	1,479
Petroleos Mexicanos
9.50%, 9/15/27	1,190	1,453
Petroleos Mexicanos (Registered)
8.625%, 12/1/23	460	521
Satelites Mexicanos S.A. de C.V.
10.125%, 11/1/04	(b)977	523
		5,070
Sovereign (12.5%)
United Mexican States
8.00%, 9/24/22	370	418
8.125%, 12/30/19	550	633
8.375%, 1/14/11	2,840	3,337
10.375%, 2/17/09	1,090	1,343
11.50%, 5/15/26	1,739	2,622
		8,353
		13,423
Nigeria (1.1%)
Sovereign (1.1%)
Central Bank of Nigeria
6.25%, 11/15/20	(n)750	707
Panama (1.7%)
Sovereign (1.7%)
Republic of Panama
9.375%, 4/1/29	540	608
9.625%, 2/8/11	475	547
		1,155
Peru (2.2%)
Sovereign (2.2%)
Republic of Peru
4.50%, 3/7/17	(h)460	408
8.375%, 5/3/16	460	481
9.875%, 2/6/15	520	601
		1,490
Philippines (7.2%)
Sovereign (7.2%)
Republic of Phillippines
8.875%, 3/17/15	2,930	2,934

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Philippines (cont’d)
9.875%, 1/15/19	$760	$787
10.625%, 3/16/25	1,000	1,072
		4,793
Qatar (0.9%)
Sovereign (0.9%)
State of Qatar (Registered)
9.75%, 6/15/30	400	577
Russia (17.7%)
Sovereign (17.7%)
Aries Vermoegensverwaltungs GmbH (Registered)
9.60%, 10/25/14	1,250	1,406
Russian Federation
5.00%, 3/31/30	(e)(n)65	63
Russian Federation (Registered)
5.00%, 3/31/30	(n)4,233	4,095
8.25%, 3/31/10	1,030	1,126
11.00%, 7/24/18	1,736	2,266
12.75%, 6/24/28	1,850	2,826
		11,782
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.375%, 4/25/12	210	240
Turkey (8.6%)
Sovereign (8.6%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06	560	583
Zero Coupon, 2/23/06	1,250	1,258
Zero Coupon, 2/23/06	(e)1,240	1,219
Republic of Turkey
11.00%, 1/14/13	1,360	1,674
11.50%, 1/23/12	810	1,013
		5,747
Ukraine (1.0%)
Sovereign (1.0%)
Ukraine Government
5.33%, 8/5/09	(e)(h)680	690
Venezuela (3.9%)
Sovereign (3.9%)
Republic of Venezuela
8.50%, 10/8/14	440	431
9.375%, 1/13/34	640	634
10.75%, 9/19/13	(e)1,390	1,565
		2,630
Total Debt Instruments (Cost $63,339)		63,592

No.of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(a)(d)8,500	@—
Venezuela (0.0%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(a)2,700	@—
Total Warrants (Cost $ @—)		@—

	Face Amount (000)
Short-Term Investment (3.5%)
Repurchase Agreement (3.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $2,366 (Cost $2,366)	$	(f)2,366	2,366
Total Investments+ (98.9%) (Cost $65,705)			65,958
Other Assets Less Liabilities (1.1%)			732
Net Assets (100%)			$66,690

(a)                                  Non-income producing security.

(b)                                 Issuer is in default.

(d)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.

(e)                                  144A security — certain conditions for public sale may exist.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.

(n)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

@                                    Face Amount/Value is less than $500.

PIK                            Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $65,705,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $253,000 of which $2,034,000 related to appreciated securities and $1,781,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. 5 Year Treasury Note	94	$10,411	Dec-04	$(38)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificate of Deposit (3.9%)
Major Banks (3.9%)
First Tennessee Bank NA, 1.79%, 11/19/04 (Cost $22,000)	$22,000	$22,000
Commercial Paper (51.5%)
Asset Backed — Consumer (3.5%)
Thames Asset Global Securitization,
1.85%, 11/29/04	(e)20,000	19,940
Asset Backed — Corporate (11.7%)
Amsterdam Funding Corp., 1.72%, 10/18/04	(e)20,000	19,984
Atlantis One Funding Corp., 1.58%, 10/7/04	(e)24,000	23,994
Variable Funding Capital, 1.78%, 11/3/04	(e)22,000	21,964
		65,942
Asset Backed — Diversified (10.7%)
CRC Funding LLC, 1.65%, 10/21/04	(e)20,000	19,982
Jupiter Securitization Corp., 1.67%, 10/6/04	(e)20,000	19,995
Yorktown Capital LLC, 1.60%, 10/8/04	20,000	19,994
		59,971
Asset Backed — Mortgage (6.6%)
Mortgage Interest Networking Trust,
1.76%, 11/15/04	22,000	21,951
Sydney Capital Corp., 1.69%, 10/6/04	(e)15,000	14,996
		36,947
Asset Backed — Securities (3.6%)
Clipper Receivables Co. LLC, 1.75%, 10/25/04	20,000	19,977

Finance — Corporate (4.3%)
CIT Group, Inc., 1.61%, 10/12/04	24,000	23,987
Insurance (3.5%)
Allianz Finance Corp., 1.65%, 11/1/04	20,000	19,972
International Banks (7.6%)
Dexia Delaware LLC, 1.75%, 11/18/04	23,000	22,946
HBOS Treasury Services plc, 1.68%, 11/23/04	20,000	19,951
		42,897
Total Commercial Paper (Cost $289,633)		289,633
Discount Notes (24.0%)
US Government & Agency Securities (24.0%)
Federal Home Loan Mortgage Corporation,
1.62%, 11/16/04	50,000	49,897
1.89%, 12/28/04	20,000	19,908
Federal National Mortgage Association,
1.59%, 10/27/04	50,000	49,942
1.60%, 10/22/04	15,000	14,986
Total Discount Notes (Cost $134,733)		134,733
Repurchase Agreement (20.8%)
Bear Stearns & Co., Tri-Party, 1.90%, dated 9/30/04, due 10/1/04, repurchase price $116,756 (Cost $116,750)	(f)116,750	116,750
Total Investments (100.2%) (Cost $563,116)		563,116

Value (000)
Liabilities Less Other Assets (-0.2%)	$(905)
Net Assets (100%)	$562,211

(e)                                  144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Portfolio of Investments

Municipal Money Market Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.0%)
Fixed Rate Instruments (18.7%)
Commercial Paper (17.2%)
Austin, Texas, Combined Utility Systems, Ser. 2002 A, 1.13%, 10/26/04	$6,117	$6,117
Intermountain Power Agency, Utah Power, 1.15%, 10/06/04	8,000	8,000
King County, WA, Water & Sewer, 1.17%, 10/28/04	10,000	10,000
Las Vegas Valley Water District, 1.37%, 11/09/04	6,000	6,000
Montgomery County Industrial Development Authority, Pennsylvania, PECO Energy Co., Ser. 1994 A, 1.18%, 11/18/04	8,400	8,400
Rochester Minnesota Health Care, 1.15%, 10/14/04	5,000	5,000
San Antonio, Texas, 1.17%, 10/19/04	10,000	10,000
San Antonio, Texas, 1.17%, 10/20/04	10,000	10,000
Texas Public Finance Authority, 1.16%, 11/12/04	5,000	5,000
Texas Tech University, 1.25%, 10/25/04	3,256	3,256
University of Texas, 1.30%, 11/22/04	9,000	9,000
		80,773
Variable/Floating Rate Instruments (80.3%)
Daily Variable Rate Bonds (15.2%)
Bell County Health Facilities Development Corp., Texas, Scott & White Memorial Hospital, Ser. 2000 B-2 (MBIA), 1.50%, 8/15/29	600	600
Breckinridge County, Kentucky, Kentucky Association of Counties Leasing Trust, 2002 Ser. A, 1.72%, 2/01/32	3,300	3,300
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 2001, 1.76%, 7/01/31	1,400	1,400
Collier County Health Facilities Authority, Florida, Cleveland Clinic Health System, Ser. 2003 C-1, 1.72%, 1/01/35	200	200
Detroit, Michigan, Sewage Disposal System, Senior Lien, Ser. 2003 B (FSA), 1.73%, 7/01/33	1,300	1,300
Harris County Health Facilities Development Corp., Texas, Methodist Hospital, Ser. 2002, 1.72%, 12/01/32	18,100	18,100
Illinois Development Finance Authority, Northwestern Memorial Hospital, Ser. 2004 B, Sub-Ser. 2004 B-1, 1.72%, 8/15/38	11,900	11,900
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Ser. 2001, 1.72%, 6/01/29	200	200
Illinois Health Facilities Authority, Northwestern Memorial Hospital, Ser. C, 1.72%, 8/15/32	500	500
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board, Tennessee, Vanderbilt University, Ser. 2002 B, 1.75%, 10/01/32	5,800	5,800
Murray City, Utah, IHC Health Services, Inc., Ser. 2003 C, 1.72%, 5/15/36	3,900	3,900
New York City Municipal Water Finance Authority, Ser. F-1, 1.77%, 6/15/33	250	250
New York City Transitional Financial Authority, Ser. 1, 1.71%, 11/01/22	4,100	4,100
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania, Children’s Hospital of Philadelphia, Ser. 2002 B, 1.71%, 7/01/25	1,300	1,300
Salt Lake County, Utah, Service Station Holdings, British Petroleum, Ser. 1994 B, 1.72%, 8/01/07	1,600	1,600
University of Missouri, Ser. 2000 B, 1.72%, 11/01/30	1,500	1,500
Ward County, North Dakota, Trinity Obligated Group, Ser. 2002 A, 1.77%, 7/01/29	4,155	4,155
Weber County, Utah, IHC Health Services, Inc., Ser. 2000 B, 1.72%, 2/15/32	600	600
Weber County, Utah, IHC Health Services, Inc., Ser. 2000 C, 1.72%, 2/15/35	3,800	3,800
West Side Calhoun County Development Corp., Texas, Sohio Chemical Co. Project, 1.72%, 12/01/15	1,100	1,100
		65,605
Weekly Variable Rate Bonds (65.1%)
American Public Energy Agency, Nebraska, National Public Gas Agency, 2003 Ser. A, 1.715%, 2/01/14	11,000	11,000
Arkansas Development Finance Authority, Higher Education Capital Asset Program, 1985 Ser. A (FGIC), 1.72%, 12/01/15	6,900	6,900
Bexar County Housing Finance Corp., Texas, Multi- Family PT-2082, 1.73%, 1/20/10	1,000	1,000
Broward County Health Facilities Authority, Florida, Henderson Mental Health Center, Ser. 2004, 1.74%, 7/01/29	5,100	5,100
Central Washington University Housing System, Washington, Ser. 2002 ROCs R-2121 (FGIC), 1.75%, 5/01/21	4,200	4,200
Charlotte, North Carolina, Convention Facility, Ser. 2003 B COPs, 1.75%, 12/01/21	4,400	4,400
Chicago, Illinois, Neighborhoods Alive, Ser. 21 B (MBIA), 1.70%, 1/01/37	10,500	10,500
Chicago, Illinois, Ser. 1997, 1.72%, 1/01/12	1,100	1,100
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 1994, 1.70%, 6/01/24	4,310	4,310
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 1997, 1.70%, 11/01/27	2,900	2,900
Cobb County Housing Authority, Georgia, Tamarron Apartments Project, Ser. 2003, 1.70%, 3/01/24	4,820	4,820
Colorado Springs, Colorado, Utilities Ser. A, 1.70%, 11/01/23	12,000	12,000
Dayton City School District, Ohio, Ser. 2003-A P- Floats SG-173 (FGIC), 1.72%, 12/01/31	7,530	7,530
Denver Urban Renewal Authority, Colorado, 1.79%, 12/01/24	3,000	3,000
Detroit, Michigan, Sewage Disposal System, Senior Lien, Ser. 2001 C-1 (FSA), 1.72%, 7/01/27	10,530	10,530
Dyer, Indiana, Regency Place of Dyer, Ser. 1992 A TOBs (FHA), 1.87%, 8/01/12	2,655	2,655
Fulton County Development Authority, Georgia, Morehouse College, Ser. 1997, 1.69%, 8/01/17	3,010	3,010

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

	Face Amount (000)	Value (000)
Variable/Floating Rate Instruments (cont’d)
Georgia, PUTTERs, Ser. 440, 1.73%, 5/01/10	$3,000	$3,000
Hamilton County, Ohio, Twin Towers and Twin Lakes, Ser. 2003 A, 1.54%, 7/01/23	3,500	3,500
Houston, Texas, Combined Utility System, MERLOTS Ser. C-13 (MBIA), 1.74%, 5/15/25	3,000	3,000
Houston, Texas, Combined Utility System, MERLOTS Ser. C-17 (MBIA), 1.74%, 5/15/26	3,000	3,000
Illinois Development Finance Authority, Northwestern University, Ser. 2004 B, 1.70%, 12/01/34	4,500	4,500
Illinois Housing Development Authority, Village Center Development, Ser. 2004, 1.51%, 3/01/20	7,000	7,000
Illinois, PUTTERs, Ser. 409, 1.73%, 3/01/12	1,995	1,995
Indiana Health Facility Financing Authority, Community Hospitals of Indiana, Inc., Ser. 2000 A, 1.70%, 7/01/28	7,400	7,400
Indiana Transportation Finance Authority, Ser. B-21 (FGIC), 1.74%, 12/01/22	2,100	2,100
Jackson Energy Authority, Tennessee, Water System, Ser. 2002 (FSA), 1.69%, 12/01/23	5,210	5,210
JEA, Florida, Water & Sewer System, 2003 Ser. B (XLCA), 1.67%, 10/01/36	4,400	4,400
JEA, Florida, Water & Sewer System, PUTTERs Ser. 408 (FGIC), 1.73%, 10/01/11	2,720	2,720
Lakeland, Florida, Energy System, Ser. 2003, 1.69%, 10/01/37	6,000	6,000
Louisiana Public Facilities Authority, College & University Equipment, Ser. A (FGIC), 1.70%, 9/01/10	4,400	4,400
Massachusetts Bay Transportation Authority, Ser. 2000, 1.70%, 3/01/30	950	950
Massachusetts State Development Finance Authority, Contemporary Arts, Ser. A, 1.69%, 7/01/34	7,000	7,000
Mecklenburg County, North Carolina, Ser. 2001 COPs, 1.70%, 12/01/21	9,900	9,900
Miami-Dade County School Board, Florida, COPs Floater-TRs, Ser. 2004 L29 (MBIA), 1.75%, 8/01/27	6,285	6,285
Minneapolis, Minnesota, Guthrie Theater on the River, Ser. 2003 A, 1.70%, 10/01/23	7,000	7,000
Missouri State Health & Educational Facilities Authority, Stowers Institute, Ser. 2002 (MBIA), 1.70%, 7/01/36	3,000	3,000
Mobile, Alabama, Industrial Development Board, Ser. B, 1.69%, 6/01/32	1,700	1,700
Montgomery County Public Building Authority, Tennessee, Pooled Financing, Ser. 1997, 1.70%, 11/01/27	5,065	5,065
Municipal Securities Pool Trust, Ser. 2004 SG P-18, 1.84%, 1/01/35	3,710	3,710
New York Local Government Assistance Corp., Sub Lien, Ser. 4V, 1.69%, 4/01/22	15,000	15,000
North Carolina Capital Facilities Finance Agency, Barton College, Ser. 2004, 1.72%, 7/01/19	2,000	2,000
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Ser. 2002, 1.68%, 10/01/32	3,900	3,900
North Carolina Medical Care Commission, Mission- St. Joseph’s Health System, Ser. 2003, 1.75%, 10/01/18	9,100	9,100
North East Independent School District, Texas, PUTTERs, Ser. 393, 1.73%, 2/01/12	5,790	5,790
Orange County Industrial Development Authority, Florida, Independent Blood & Tissue Services of Florida, Ser. 2002, 1.69%, 10/01/27	3,290	3,290
Palm Beach County, Florida, Hospice of Palm Beach County, Inc., Ser. 2004, 1.71%, 10/01/31	4,600	4,600
Pennsylvania Turnpike Commission, 2002 Ser. A-2, 1.70%, 12/01/30	4,000	4,000
Rhode Island Convention Center Authority, Refunding, Ser. 2001 A (MBIA), 1.72%, 5/15/27	4,900	4,900
Sayre Health Care Facilities Authority, Pennsylvania, VHA of Pennsylvania, Inc., Capital Asset Financing, Ser. 1985 B (Ambac), 1.68%, 12/01/20	1,400	1,400
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Ser. 2002, 1.75%, 5/01/32	700	700
University of Texas, Permanent University Fund, PUTTERs, Ser. 411, 1.73%, 1/01/12	2,855	2,855
Virginia Public Building Authority, ROCs R-6027, 1.75%, 8/01/14	2,000	2,000
Washington County Authority, Pennsylvania, The Trustees of the University of Pennsylvania, Ser. 2004, 1.67%, 7/01/34	5,900	5,900
Williamsburg, Kentucky, Cumberland College, Ser. 2002, 1.51%, 9/01/32	9,345	9,345
Wilmot Unified High School District, Wisconsin, PT- 2275 (FSA), 1.73%, 3/01/23	5,205	5,205
Yorkville, United City Special Service Area 2004-106, Illinois, Ser. 2004, 1.71%, 3/01/34	3,000	3,000
		280,775
		346,380
Total Tax-Exempt Instruments (Cost $427,153)		427,153
Total Investments (99.0%) (Cost $427,153)		427,153
Other Assets Less Liabilities (1.0%)		4,142
Net Assets (100%)		$431,295

Ambac   Ambac Assurance Corp.

FGIC       Financial Guaranty Insurance Co.

FHA       Federal Housing Administration

FSA        Financial Security Assurance Inc.

MBIA     MBIA Insurance Corp.

XLCA     XL Capital Assurance

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

State	Value (000)	Percent of Net Assets
Texas	$78,818	18.3%
Illinois	40,695	9.4
Florida	35,315	8.2
North Carolina	29,300	6.8
Tennessee	24,685	5.8
Pennsylvania	21,000	4.8
New York	19,350	4.5
Utah	17,900	4.1
Colorado	15,000	3.5
Kentucky	12,645	2.9
Indiana	12,155	2.8
Minnesota	12,000	2.8
Michigan	11,830	2.7
Washington	11,480	2.7
Ohio	11,030	2.6
Nebraska	11,000	2.5
Georgia	10,830	2.5
Massachusetts	7,950	1.8
Arkansas	6,900	1.6
Nevada	6,000	1.4
Wisconsin	5,205	1.2
Rhode Island	4,900	1.1
Missouri	4,500	1.0
Louisiana	4,400	1.0
North Dakota	4,155	1.0
Delaware	3,710	0.9
Virginia	2,000	0.5
Alabama	1,700	0.4
South Carolina	700	0.2
	$427,153	99.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004